                      [PHOTO]       [PHOTO]       [PHOTO]

                            CALAMOS FAMILY OF FUNDS
                     SEMI-ANNUAL REPORT SEPTEMBER 30, 2001
                                   unaudited

                           [CALAMOS INVESTMENTS LOGO]

    LOGO

PRESIDENT'S LETTER

Dear Shareholder:

The past six months have been a difficult period for the U.S. economy, and the tragedy of September 11 exacerbated the markets' decline. As Americans, we saw how our national agenda can change in a moment. As investors, we saw in the days that followed the worst stock market in 14 years.

At Calamos, our long-term outlook for the market continues to be positive. We are confident in the resiliency of our country in the face of challenge. Although the current picture is alarming, a united and committed America can overcome the challenges we face and emerge stronger than ever. As investment managers, we believe this dynamic response will re-energize companies and flow through to their bottom lines as well. We see an exceptional number of undervalued companies in today's market and believe they may be helped along in their recoveries, with valuations reverting to more typical levels.

As always, we believe it is important to keep our sights on the long term, staying fully invested throughout all market cycles.

We are pleased with the performance of the Funds over the years and are therefore especially proud to announce that four of our Funds are 5-star performers as of 9/30/01*:

                              CALAMOS GROWTH FUND
                                 *  *  *  *  *
         Overall Morningstar rating out of 4,633 domestic equity funds.

                   CALAMOS CONVERTIBLE GROWTH AND INCOME FUND
                                 *  *  *  *  *
         Overall Morningstar rating out of 4,633 domestic equity funds.

                        CALAMOS GLOBAL CONVERTIBLE FUND
                                 *  *  *  *  *
      Overall Morningstar rating out of 1,305 international equity funds.

                          CALAMOS MARKET NEUTRAL FUND
                                 *  *  *  *  *
         Overall Morningstar rating out of 4,633 domestic equity funds.

                            CALAMOS CONVERTIBLE FUND
                                   *  *  *  *
         Overall Morningstar rating out of 4,633 domestic equity funds.

The comprehensive nature of our proprietary investment process is a constant among our funds. It combines time-tested quantitative analysis with the qualitative insights of our seasoned investment team. In addition, we work to control risk. These long-standing strengths have served us well during the past six months, with the Funds defensively positioned as appropriate to their varied objectives.

We believe that the opportunity to build wealth over the next three to five years is better than it has been for several years. However, opportunity goes hand in hand with volatility. Our investment program is designed to help manage this volatility while pursuing prosperity.

Thank you for your continued confidence in the Calamos Family of Funds. We pledge our continued commitment to helping you achieve financial success with security.

Sincerely,

/s/ John P. Calamos
John P. Calamos
President

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

*Calamos Growth Fund: 5 stars for 3, 5, and 10 years; Calamos Convertible Growth and Income Fund: 5 stars for 3, 5, 10 years; Calamos Convertible Fund: 4 stars for 3 years, 5 stars for 5 years and 4 stars for 10 years; Calamos Market Neutral Fund: 5 stars for 3 and 5, 4 stars for 10 years all out of 4633, 2904 and 874 domestic equity funds respectively. Calamos Global Convertible Fund: 5 stars for 3 and 5 years of 1305 and 845 international equity funds.

SOURCE: Morningstar, Inc. Ratings are for Class A shares. Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating(TM) is a weighted average based on the 3, 5 and 10 year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.

CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (58.2%)
               CAPITAL GOODS - INDUSTRIAL (3.7%)
$  3,200,000   Briggs & Stratton Corp.(b)
               5.000%, 05/15/06                      $  2,944,000
   1,310,000   Brooks Automation, Inc.(b)
               4.750%, 06/01/08                           962,850
   2,450,000   Foster Wheeler Corp.(b)
               6.500%, 06/01/07                         1,577,188
   1,140,000   Thermo Electron Corp.
               4.000%, 01/15/05                         1,026,000
   3,185,000   Thermo Electron Corp. (Thermotrex)
               3.250%, 11/01/07                         2,540,037
   3,710,000   Tyco International, Ltd.(b)
               0.000%, 11/17/20                         2,838,150
   2,750,000   Waste Connections, Inc.(b)
               5.500%, 04/15/06                         2,897,812
                                                     ------------
                                                       14,786,037
               CAPITAL GOODS - TECHNOLOGY (15.1%)
  13,830,000   Amazon.Com, Inc.
               4.750%, 02/01/09                         5,601,150
   5,860,000   Anixter International, Inc.(b)
               0.000%, 06/28/20                         1,560,224
   1,665,000   Anixter International, Inc.
               0.000%, 06/28/20                           443,306
  12,200,000   Arrow Electronics, Inc.
               0.000%, 02/21/21                         4,941,000
   1,400,000   Atmel Corp.(b)
               0.000%, 04/21/18                           658,000
   8,000,000   Atmel Corp.(b)
               0.000%, 05/23/21                         2,320,000
   3,245,000   Bisys Group, Inc.(b)
               4.000%, 03/15/06                         3,403,193
   4,500,000   Celestica, Inc.
               0.000%, 08/01/20                         1,665,000
   4,765,000   Conexant Systems, Inc.
               4.000%, 02/01/07                         2,596,925
   4,001,250   Finmeccanica, Spa(b)
         EUR   2.000%, 06/08/05                         3,599,241
   5,000,000   First Data Corp.
               2.000%, 03/01/08                         5,150,000
   3,000,000   Intel Corp. (Samsung Electronics)(b)
               0.000%, 02/01/04                         2,977,500
   2,920,000   L-3 Communications Holdings(b)
               5.250%, 06/01/09                         3,741,250

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$  2,000,000   Liberty Media Corp. (Motorola)
               3.500%, 01/15/31                      $  1,535,000
   1,150,000   LSI Logic Corp.
               4.250%, 03/15/04                         1,157,188
   2,865,000   Morgan Stanley Dean Witter, MTN
               0.500%, 12/13/04                         2,657,288
   8,220,000   Morgan Stanley Dean Witter, MTN
               0.500%, 03/30/08                         7,038,375
   2,000,000   Motorola, Inc.
               0.000%, 09/27/13                         1,535,000
   4,245,000   Solectron Corp.
               0.000%, 05/08/20                         2,149,031
   9,000,000   Solectron Corp.
               0.000%, 11/20/20                         3,735,000
   1,175,000   Systems & Computer Technology Corp.
               5.000%, 10/15/04                         1,004,625
   1,200,000   Vantive Corp.
               4.750%, 09/01/02                         1,035,000
                                                     ------------
                                                       60,503,296
               CONSUMER CYCLICALS (10.2%)
   2,800,000   Barnes & Noble, Inc.(b)
               5.250%, 03/15/09                         3,671,500
   3,000,000   Carnival Corp.(b)
               2.000%, 04/15/21                         2,778,750
   6,000,000   Four Seasons Hotels
               0.000%, 09/23/29                         1,672,500
   3,200,000   Hilton Hotel Corp.
               5.000%, 05/15/06                         2,612,000
   2,277,000   Interpublic Group, Inc.(b)
               1.870%, 06/01/06                         1,790,291
  10,650,000   Jones Apparel Group, Inc.(b)
               0.000%, 02/01/21                         5,178,563
   3,500,000   Magna International, Inc.
               4.875%, 02/15/05                         3,521,875
   5,000,000   Office Depot, Inc.
               0.000%, 12/11/07                         3,668,750
   8,530,000   Royal Caribbean Cruises
               0.000%, 02/02/21                         2,345,750
   6,500,000   Royal Caribbean Cruises
               0.000%, 05/18/21                         2,283,125
  11,000,000   Starwood Hotel & Resorts Worldwide,
               Inc.(b)
               0.000%, 05/25/21                         4,943,510

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$  7,300,000   Valassis Communications, Inc.
               0.000%, 06/06/21                      $  3,896,375
   2,640,000   Young & Rubicam, Inc. (WPP Group)
               3.000%, 01/15/05                         2,422,200
                                                     ------------
                                                       40,785,189
               CONSUMER GROWTH STAPLES (12.5%)
   1,350,000   Alza Corp. (Johnson & Johnson)(b)
               0.000%, 07/28/20                         1,071,563
   3,500,000   Alza Corp. (Johnson & Johnson)
               0.000%, 07/28/20                         2,778,125
   3,500,000   American Greetings Corp.(b)
               7.000%, 07/15/06                         4,077,500
   2,430,000   AmerisourceBergen Corp.(b)
               5.000%, 12/01/07                         3,757,388
   9,350,000   Cendant Corp.(b)
               0.000%, 02/13/21                         5,504,813
   2,225,000   Elan Corp., PLC
               3.500%, 07/15/02                         2,266,719
   3,365,000   Elan Corp., PLC
               0.000%, 12/14/18                         2,553,194
   5,500,000   Givaudan SA
               1.000%, 06/07/06                         5,905,900
   3,300,000   Health Management Associates(b)
               0.250%, 08/16/20                         2,318,250
   2,900,000   Health Management Associates
               0.250%, 08/16/20                         2,037,250
   8,000,000   Lowe's Companies, Inc.
               0.000%, 02/16/21                         5,470,000
  11,000,000   News America, Inc.(b)
               0.000%, 02/28/21                         5,087,500
   5,300,000   Reebok International, Ltd.(b)
               4.250%, 03/01/21                         5,074,750
   1,700,000   Service Corp.
               6.750%, 06/22/08                         1,957,125
                                                     ------------
                                                       49,860,077
               CONSUMER STAPLES (1.5%)
   2,000,000   Koninklijke Ahold
         EUR   4.000%, 05/19/05                         2,017,304
   4,000,000   Nestle Australia, Ltd.
               1.250%, 04/27/05                         4,069,076
                                                     ------------
                                                        6,086,380
               CREDIT CYCLICALS (3.0%)
  16,000,000   Lennar Corp.
               0.000%, 04/04/21                         5,820,000

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$ 15,000,000   Masco Corp.
               0.000%, 07/20/31                      $  6,056,250
                                                     ------------
                                                       11,876,250
               ENERGY (5.2%)
   4,000,000   Anadarko Petroleum Corp.
               0.000%, 03/07/20                         2,625,000
   3,000,000   Devon Energy (Chevron)
               4.900%, 08/15/08                         2,981,250
   4,300,000   Devon Energy(b)
               0.000%, 06/27/20                         1,972,625
   9,300,000   Devon Energy
               0.000%, 06/27/20                         4,266,375
   8,400,000   Diamond Offshore Drilling, Inc.(b)
               1.500%, 04/15/31                         7,119,000
   3,825,000   Weatherford International
               0.000%, 06/30/20                         2,008,125
                                                     ------------
                                                       20,972,375
               FINANCIAL (3.2%)
   2,600,000   Equity Office Properties
               7.250%, 11/15/08                         2,804,750
   7,100,000   Goldman Sachs, MTN
               1.000%, 12/12/07                         6,549,750
   3,500,000   PMI Group, Inc.(b)
               2.500%, 07/15/21                         3,521,875
                                                     ------------
                                                       12,876,375
               TELECOMMUNICATIONS (2.2%)
   2,000,000   Corning, Inc.
               4.875%, 03/01/08                         1,862,500
     400,000   Liberty Media Corp.
               (Sprint PCS Group)(b)
               3.750%, 02/15/30                           253,000
   3,780,000   Nextel Communications, Inc.(b)
               6.000%, 06/01/11                         2,603,475
   4,800,000   Nortel Networks Corp.(b)
               4.250%, 09/01/08                         4,242,000
                                                     ------------
                                                        8,960,975
               UTILITIES (1.6%)
   4,500,000   AES Corp.
               4.500%, 08/15/05                         3,583,124
   2,750,000   International Power PLC
               2.000%, 11/24/05                         2,844,600
                                                     ------------
                                                        6,427,724
                                                     ------------
               TOTAL CONVERTIBLE BONDS
               (Cost $248,965,313)                    233,134,678

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (20.6%)
               BASIC INDUSTRIES (1.3%)
     137,200   Sealed Air Corp. (W.R. Grace)
               4.000%                                $  5,419,400
               CAPITAL GOODS - TECHNOLOGY (2.7%)
     138,600   Electronic Data Systems Corp.
               7.625%                                   7,068,600
      62,400   Raytheon Co.
               8.250%                                   3,750,240
                                                     ------------
                                                       10,818,840
               CONSUMER CYCLICALS (1.3%)
      17,500   American Classic Voyage Capital
               Trust I
               7.000%                                     107,625
     138,200   Newell Financial Trust I
               5.250%                                   5,061,575
                                                     ------------
                                                        5,169,200
               CONSUMER GROWTH STAPLES (0.6%)
      46,500   Wendy's International
               5.000%                                   2,534,715
               CONSUMER STAPLES (1.3%)
     115,000   Suiza Foods Capital Trust II
               5.500%                                   5,318,750
               CREDIT CYCLICALS (1.9%)
     133,400   Washington Mutual, Inc.(b)
               5.375%                                   7,470,400
               ENERGY (0.2%)
      15,000   El Paso Corp. Capital Trust I
               4.750%                                     817,500
               FINANCIAL (4.7%)
      24,800   Equity Office Properties Trust
               5.250%                                   1,186,680
      50,700   Equity Residential Properties
               7.250%                                   1,289,301
      86,000   Host Marriott Financial Trust
               6.750%                                   2,300,500
      64,000   Metlife Capital Trust I
               8.000%                                   5,962,880
     139,500   National Australia Bank
               7.875%                                   3,756,735
      46,600   Sovereign Capital Trust II
               7.500%                                   2,714,450
      26,000   Vornado Realty Trust
               6.500%                                   1,430,260
                                                     ------------
                                                       18,640,806

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
               TELECOMMUNICATIONS (2.2%)
      39,000   Global Crossing, Ltd.
               6.750%                                $  1,555,125
       7,100   Lucent Technologies, Inc.(b)
               8.000%                                   7,271,749
                                                     ------------
                                                        8,826,874
               TRANSPORTATION (1.2%)
      28,940   CNF Trust I
               5.000%                                   1,128,660
      78,100   Union Pacific Capital Trust
               6.250%                                   3,524,263
                                                     ------------
                                                        4,652,923
               UTILITIES (3.2%)
      81,500   AES Trust VII(b)
               6.000%                                   2,332,937
      60,000   AES Trust VII
               6.000%                                   1,717,500
      99,400   Calpine Capital Trust III(b)
               5.000%                                   4,361,175
      50,000   Calpine Capital Trust III
               5.000%                                   2,193,750
     125,000   PPL Capital Trust
               7.750%                                   2,268,750
                                                     ------------
                                                       12,874,112
                                                     ------------
               TOTAL CONVERTIBLE
               PREFERRED STOCKS
               (Cost $89,339,952)                      82,543,520
COMMON STOCKS (11.4%)
               BASIC INDUSTRIES (0.1%)
      13,000   Bemis Company                              518,050
               CAPITAL GOODS - INDUSTRIAL (1.0%)
     147,000   Waste Management(a)                      3,930,780
               CONSUMER CYCLICALS (7.4%)
     215,000   AMR Corp.                                4,115,100
     266,000   Boeing Company                           8,911,000
     215,000   Carnival Corp.                           4,734,300
     570,000   Hilton Hotel Corp.                       4,474,500
      35,000   Jones Apparel Group, Inc.(a)               892,150
     300,000   Office Depot, Inc.                       4,080,000
     150,000   Toys 'R' Us, Inc.(a)                     2,584,500
                                                     ------------
                                                       29,791,550

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
               CONSUMER STAPLES (1.7%)
     186,000   Kellogg Company                       $  5,580,000
      35,000   UST, Inc.                                1,162,000
                                                     ------------
                                                        6,742,000
               CREDIT CYCLICALS (0.5%)
      28,000   Federal Home Loan Mortgage Corp.         1,820,000
               FINANCIAL (0.7%)
      60,000   Countrywide Credit Industry, Inc.        2,635,800
                                                     ------------
               TOTAL COMMON STOCKS
               (Cost $43,481,082)                      45,438,180
 NUMBER OF
 CONTRACTS                                              VALUE
-----------------------------------------------------------------
CALL OPTIONS (0.4%)
               CAPITAL GOODS - TECHNOLOGY (0.1%)
         225   Electronic Data Systems(a)
               LEAPS Expiration 01/18/03
               Strike 60                                  228,375
               CONSUMER CYCLICALS (0.1%)
         300   International Game Technology(a)
               LEAPS Expiration 01/18/03
               Strike 40                                  324,000
               CONSUMER STAPLES (0.1%)
         325   General Mills(a)
               LEAPS Expiration 01/18/03
               Strike 40                                  268,125
         400   Phillip Morris Cos.(a)
               LEAPS Expiration 01/18/03
               Strike 50                                  220,000
                                                     ------------
                                                          488,125
               CREDIT CYCLICALS (0.1%)
         375   Washington Mutual(a)
               LEAPS Expiration 01/18/03
               Strike 33.375                              333,750
               ENERGY (0.0%)
         800   Oxidental Petroleum(a)
               LEAPS Expiration 01/18/03
               Strike 30                                  140,000
                                                     ------------
               TOTAL CALL OPTIONS
               (Cost $1,906,875)                        1,514,250

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001

 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
U. S. GOVERNMENT SECURITIES (3.1%)
$ 13,000,000   United States Treasury Strips
               0.000%, 11/15/18                      $  4,892,225
               UNITED STATES TREASURY NOTES
   2,750,000   6.875%, 05/15/06                         3,098,156
   2,000,000   6.500%, 10/15/06                         2,227,970
   2,000,000   6.250%, 02/15/03                         2,097,112
                                                     ------------
                                                        7,423,238
                                                     ------------
               TOTAL U.S. GOVERNMENT SECURITIES
               (Cost $11,450,414)                      12,315,463

TOTAL INVESTMENTS (93.7%)
(Cost $395,143,636)                                   374,946,091
                                                     ------------

CASH DEPOSITS WITH CUSTODIAN (6.7%)
(INTEREST BEARING)                                     26,815,910
                                                     ------------
LIABILITIES, LESS OTHER ASSETS (-0.4%)                 (1,556,227)
                                                     ------------
NET ASSETS (100.0%)                                  $400,205,774
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS A
(10,414,669 shares outstanding)                      $      17.89
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS B
(2,086,613 shares outstanding)                       $      19.97
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS C
(7,971,103 shares outstanding)                       $      17.99
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS I
(1,678,670 shares outstanding)                       $      17.21
                                                     ------------

Notes to Schedule of Investments
(a)Non-income producing security.
(b)Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.

                See accompanying Notes to Financial Statements.

CONVERTIBLE GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (56.4%)
               BASIC INDUSTRIES (1.2%)
$  2,400,000   Quanex Corp.
               6.880%, 06/30/07                      $  2,313,000
               CAPITAL GOODS - INDUSTRIAL (4.0%)
     565,000   Brooks Automation, Inc.(b)
               4.750%, 06/01/08                           415,275
   1,500,000   Foster Wheeler Corp.(b)
               6.500%, 06/01/07                           965,625
     625,000   Robbins & Myers, Inc.
               6.500%, 09/01/03                           654,688
   1,700,000   Thermo Electron Corp.
               4.000%, 01/15/05                         1,530,000
   1,230,000   Tyco International, Ltd.(b)
               0.000%, 11/17/20                           940,950
   1,000,000   Tyco International, Ltd.
               0.000%, 11/17/20                           757,500
   2,250,000   Waste Connections, Inc.(b)
               5.500%, 04/15/06                         2,370,937
                                                     ------------
                                                        7,634,975
               CAPITAL GOODS - TECHNOLOGY (13.6%)
   2,400,000   Affiliated Computer Services,
               Inc.(b)
               3.500%, 02/15/06                         2,796,000
   2,900,000   Anixter International, Inc.(b)
               0.000%, 06/28/20                           772,125
   1,500,000   Anixter International, Inc.
               0.000%, 06/28/20                           399,375
     800,000   Atmel Corp.(b)
               0.000%, 04/21/18                           376,000
     900,000   Atmel Corp.
               0.000%, 04/21/18                           423,000
   3,500,000   Atmel Corp.(b)
               0.000%, 05/23/21                         1,015,000
   2,800,000   Bisys Group, Inc.(b)
               4.000%, 03/15/06                         2,936,500
   2,950,000   Celestica, Inc.
               0.000%, 08/01/20                         1,091,500
   2,500,000   FEI Company(b)
               5.500%, 08/15/08                         1,959,375
   5,000,000   First Data Corp.
               2.000%, 03/01/08                         5,150,000
   1,500,000   L-3 Communications Holdings(b)
               5.250%, 06/01/09                         1,921,875
$    725,000   Manugistics Group, Inc.(b)
               5.000%, 11/01/07                           412,344

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$  3,300,000   Morgan Stanley Dean Witter, MTN
               0.500%, 03/30/08                      $  2,825,625
   2,900,000   Network Associates, Inc.(b)
               5.250%, 08/15/06                         2,927,188
     250,000   Systems & Computer Technology Corp.
               5.000%, 10/15/04                           213,750
     650,000   Texas Instruments (Burr-Brown
               Corp.)(b)
               4.250%, 02/15/07                           673,563
                                                     ------------
                                                       25,893,220
               CONSUMER CYCLICALS (12.1%)
   2,200,000   Barnes & Noble, Inc.(b)
               5.250%, 03/15/09                         2,884,750
   1,275,000   Carnival Corp.(b)
               2.000%, 04/15/21                         1,180,969
   3,000,000   Four Seasons Hotels
               0.000%, 09/23/29                           836,250
   6,100,000   Jones Apparel Group, Inc.(b)
               0.000%, 02/01/21                         2,966,125
   5,300,000   Magna International, Inc.
               4.875%, 02/15/05                         5,333,125
   3,560,000   Royal Caribbean Cruises
               0.000%, 02/02/21                           979,000
   7,000,000   Valassis Communications, Inc.
               0.000%, 06/06/21                         3,736,250
   3,000,000   Venator Group, Inc.
               5.500%, 06/01/08                         3,465,000
   1,715,000   Young & Rubicam, Inc. (WPP Group)
               3.000%, 01/15/05                         1,573,513
                                                     ------------
                                                       22,954,982
               CONSUMER GROWTH STAPLES (14.1%)
   1,750,000   Alza Corp. (Johnson & Johnson)
               0.000%, 07/28/20                         1,389,063
   1,520,000   AmerisourceBergen Corp.(b)
               5.000%, 12/01/07                         2,350,300
   6,000,000   Cendant Corp.(b)
               0.000%, 02/13/21                         3,532,500
   1,350,000   Elan Corp., PLC
               0.000%, 12/14/18                         1,024,313
   2,550,000   Health Management Associates(b)
               0.250%, 08/16/20                         1,791,375
     400,000   Health Management Associates
               0.250%, 08/16/20                           281,000

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$  7,500,000   Lowe's Companies, Inc.(b)
               0.000%, 02/16/21                      $  5,128,125
   2,940,000   Reebok International, Ltd.(b)
               4.250%, 03/01/21                         2,815,050
   3,150,000   Resmed, Inc.(b)
               4.000%, 06/20/06                         3,323,250
   3,000,000   Service Corp.
               6.750%, 06/22/08                         3,453,750
   1,650,000   Teva Pharmaceutical Finance LLC(b)
               1.500%, 10/15/05                         1,641,750
                                                     ------------
                                                       26,730,476
               CREDIT CYCLICALS (3.5%)
   7,700,000   Lennar Corp.
               0.000%, 04/04/21                         2,800,875
   9,500,000   Masco Corp.
               0.000%, 07/20/31                         3,835,625
                                                     ------------
                                                        6,636,500
               ENERGY (5.2%)
   1,670,000   Anadarko Petroleum Corp.
               0.000%, 03/07/20                         1,095,937
   3,000,000   Devon Energy (Chevron)
               4.900%, 08/15/08                         2,981,250
   1,250,000   Devon Energy(b)
               0.000%, 06/27/20                           573,437
   1,300,000   Devon Energy
               0.000%, 06/27/20                           596,374
   3,950,000   Diamond Offshore Drilling, Inc.(b)
               1.500%, 04/15/31                         3,347,625
   2,425,000   Weatherford International
               0.000%, 06/30/20                         1,273,124
                                                     ------------
                                                        9,867,747
               FINANCIAL (1.9%)
   2,300,000   Goldman Sachs, MTN
               1.000%, 12/12/07                         2,121,750
   1,500,000   PMI Group, Inc.(b)
               2.500%, 07/15/2021                       1,509,375
                                                     ------------
                                                        3,631,125
               UTILITIES (0.8%)
   2,000,000   AES Group
               4.500%, 08/15/05                         1,592,500
                                                     ------------
               TOTAL CONVERTIBLE BONDS
               (Cost $111,055,700)                    107,254,525

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001

 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (23.4%)
               CAPITAL GOODS - TECHNOLOGY (2.7%)
     103,000   Electronic Data Systems Corp.
               7.625%                                $  5,253,000
               CONSUMER GROWTH STAPLES (2.1%)
      70,000   McKesson Corp.
               5.000%                                   3,920,000
               CONSUMER STAPLES (1.0%)
      40,000   Suiza Foods Capital Trust II
               5.500%                                   1,850,000
               CONSUMER CYCLICALS (1.1%)
      55,000   Newell Financial Trust I
               5.250%                                   2,014,375
               CREDIT CYCLICALS (2.8%)
      96,000   Washington Mutual, Inc.(b)
               5.375%                                   5,376,000
               ENERGY (0.3%)
       8,800   El Paso Corp. Capital Trust I
               4.750%                                     479,600
               FINANCIAL (3.4%)
      28,200   Equity Office Properties Trust
               5.250%                                   1,349,370
      54,000   Equity Residential Properties Trust
               4.750%                                   1,373,220
      20,355   Metlife Capital Trust I
               4.000%                                   1,896,475
      30,800   Sovereign Capital Trust II
               7.500%                                   1,794,100
                                                     ------------
                                                        6,413,165
               TELECOMMUNICATIONS (2.0%)
      11,550   Global Crossing, Ltd.
               6.750%                                     460,556
       3,335   Lucent Technologies, Inc.(b)
               8.000%                                   3,415,674
                                                     ------------
                                                        3,876,230
               TRANSPORTATION (3.0%)
      14,380   CNF Trust I
               5.000%                                     560,820
     114,000   Union Pacific Capital Trust
               6.250%                                   5,144,250
                                                     ------------
                                                        5,705,070
               UTILITIES (5.0%)
      23,000   AES Trust VII(b)
               6.000%                                     658,375
      42,000   AES Trust VII
               6.000%                                   1,202,250

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
      33,500   Calpine Capital Trust III(b)
               5.000%                                $  1,469,813
      37,000   Calpine Capital Trust III
               5.000%                                   1,623,375
      46,000   Dominion Resources, Inc.
               9.500%                                   2,702,500
     105,000   PPL Capital Trust
               7.750%                                   1,905,750
                                                     ------------
                                                        9,562,063
                                                     ------------
               TOTAL CONVERTIBLE
               PREFERRED STOCKS
               (Cost $48,564,798)                      44,449,503

COMMON STOCKS (11.9%)
               BASIC INDUSTRIES (0.1%)
       6,000   Bemis Company                              239,100
               CAPITAL GOODS - TECHNOLOGY (1.5%)
      64,374   First Data Corp.(a)                      2,053,531
      37,000   Peoplesoft, Inc.(a)                        667,480
                                                     ------------
                                                        2,721,011
               CONSUMER CYCLICALS (5.6%)
     127,000   Boeing Company                           4,254,500
     271,000   Hilton Hotel Corp.                       2,127,350
     220,000   Office Depot, Inc.(a)                    2,992,000
      72,000   Toys "R" Us, Inc.(a)                     1,240,560
                                                     ------------
                                                       10,614,410
               CONSUMER GROWTH STAPLES (2.5%)
     100,000   Boston Scientific Corp.(a)               2,050,000
     168,000   Mattel, Inc.                             2,630,880
                                                     ------------
                                                        4,680,880
               CONSUMER STAPLES (0.3%)
      17,600   UST, Inc.                                  584,320
               FINANCIAL (1.9%)
      96,000   H & R Block, Inc.                        3,701,760
                                                     ------------
               TOTAL COMMON STOCKS
               (Cost $24,096,923)                      22,541,481

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001

 NUMBER OF
 CONTRACTS                                              VALUE
-----------------------------------------------------------------
CALL OPTIONS (0.3%)
               CAPITAL GOODS - TECHNOLOGY (0.1%)
         100   Electronic Data Systems(a)
               LEAPS Expiration 01/18/03
               Strike 60                             $    101,500
               CONSUMER CYCLICALS (0.0%)
          80   International Game Technology(a)
               LEAPS Expiration 01/18/03
               Strike 40                                   86,400
               CREDIT CYCLICALS (0.1%)
         120   Washington Mutual(a)
               LEAPS Expiration 01/18/03
               Strike 33.375                              106,800
               CONSUMER STAPLES (0.1%)
         150   General Mills(a)
               LEAPS Expiration 01/18/03
               Strike 40                                  123,750
         130   Philip Morris Cos.(a)
               LEAPS Expiration 01/18/03
               Strike 50                                   71,500
                                                     ------------
                                                          195,250
               ENERGY (0.0%)
         375   Oxidental Petroleum(a)
               LEAPS Expiration 01/18/03
               Strike 30                                   65,625
                                                     ------------
               TOTAL CALL OPTIONS
               (Cost $714,646)                            555,575
 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (1.9%)
               UNITED STATES TREASURY NOTES
$    635,000   6.875%, 05/15/06                           715,392
   2,750,000   6.250%, 02/15/03                         2,883,529
                                                     ------------
               TOTAL U.S. GOVERNMENT SECURITIES
               (Cost $3,418,062)                        3,598,921

TOTAL INVESTMENTS (93.9%)
(Cost $187,850,129)                                   178,400,005
                                                     ------------

CASH DEPOSITS WITH CUSTODIAN (5.4%)
(INTEREST BEARING)                                     10,252,352
                                                     ------------
OTHER ASSETS, LESS LIABILITIES (0.7%)                   1,249,889
                                                     ------------
NET ASSETS (100.0%)                                  $189,902,246
                                                     ------------

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


                                                        VALUE
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE - CLASS A
(5,270,762 shares outstanding)                       $      22.27
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS B
(986,990 shares outstanding)                         $      24.49
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS C
(2,031,670 shares outstanding)                       $      22.49
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS I
(120,711 shares outstanding)                         $      21.89
                                                     ------------

Notes to Schedule of Investments
(a)Non-income producing security.
(b)Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


                See accompanying Notes to Financial Statements.

MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (66.6%)
               BASIC INDUSTRIES (2.2%)
$  2,000,000   Freeport McMoran Copper & Gold,
               Inc.(b)
               8.250%, 01/31/06                      $  2,122,500
   5,500,000   INCO, Ltd.(b)
               0.000%, 03/29/21                         2,942,500
   3,300,000   INCO, Ltd.
               0.000%, 03/29/21                         1,765,500
                                                     ------------
                                                        6,830,500
               CAPITAL GOODS - INDUSTRIAL (5.1%)
   6,850,000   Briggs & Stratton Corp.(b)
               5.000%, 05/15/06                         6,302,000
   3,300,000   SPX Corp.(b)
               0.000%, 02/06/21                         1,893,375
   6,905,000   Waste Connections, Inc.(b)
               5.500%, 04/15/06                         7,276,142
                                                     ------------
                                                       15,471,517
               CAPITAL GOODS - TECHNOLOGY (19.1%)
   6,600,000   Advanced Energy Industries, Inc.(b)
               5.000%, 09/01/06                         5,634,750
   5,500,000   Affiliated Computer Services,
               Inc.(b)
               3.500%, 02/15/06                         6,407,500
   2,500,000   Amkor Technology, Inc.(b)
               5.750%, 06/01/06                         1,696,875
  17,670,000   Arrow Electronics, Inc.
               0.000%, 02/21/21                         7,156,350
   4,955,000   Benchmark Electronics, Inc.
               6.000%, 08/15/06                         3,809,156
   4,005,000   Bisys Group, Inc.(b)
               4.000%, 03/15/06                         4,200,244
   1,550,000   Chartered Semiconductor
               Manufacturing, Ltd.
               2.500%, 04/02/06                         1,317,646
   3,120,000   Exodus Communications, Inc.(c)
               5.250%, 02/15/08                            78,000
   6,000,000   FEI Company(b)
               5.500%, 08/15/08                         4,665,000
   7,000,000   First Data Corp.
               2.000%, 03/01/08                         7,210,000
   2,250,000   Globespan, Inc.(b)
               5.250%, 05/15/06                         1,479,375
   5,430,000   HNC Software, Inc.(b)
               5.250%, 09/01/08                         5,134,065
   4,650,000   Kulicke & Soffa Industries, Inc.(b)
               5.250%, 08/15/06                         3,929,250

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$  2,000,000   LAM Research Corp.(b)
               4.000%, 06/01/06                      $  1,550,000
   2,350,000   LTX Corp.(b)
               4.250%, 08/15/06                         1,912,313
   2,030,000   Network Associates, Inc.(b)
               5.250%, 08/15/06                         2,049,031
   1,000,000   PMC-Sierra, Inc.(b)
               3.750%, 08/15/06                           856,250
                                                     ------------
                                                       59,085,805
               CONSUMER CYCLICALS (2.2%)
   5,400,000   Carnival Corp.(b)
               2.000%, 04/15/21                         5,001,750
   1,875,000   Young & Rubicam, Inc. (WPP Group)
               3.000%, 01/15/05                         1,720,313
                                                     ------------
                                                        6,722,063
               CONSUMER GROWTH STAPLES (24.2%)
   5,270,000   Adelphia Communications Corp.
               6.000%, 02/15/06                         3,721,938
   5,300,000   American Greetings Corp.(b)
               7.000%, 07/15/06                         6,174,500
   5,200,000   Charter Communications, Inc.
               4.750%, 06/01/06                         3,971,500
   4,600,000   Cor Therapeutics, Inc.(b)
               4.500%, 06/15/06                         3,944,500
   5,850,000   CV Therapeutics, Inc.
               4.750%, 03/07/07                         4,914,000
   8,200,000   Genzyme Corp.
               3.000%, 05/15/21                         7,810,500
   6,000,000   ICN Pharmaceuticals, Inc.(b)
               6.500%, 07/15/08                         6,000,000
   3,200,000   IVAX Corp.(b)
               4.500%, 05/15/08                         2,752,000
   6,500,000   Manpower, Inc.(b)
               0.000%, 08/17/21                         3,599,375
   7,756,000   Reebok International, Ltd.(b)
               4.250%, 03/01/21                         7,426,370
   5,800,000   Resmed, Inc.(b)
               4.000%, 06/20/06                         6,119,000
   8,200,000   School Specialty, Inc.(b)
               6.000%, 08/01/08                         9,348,000
   4,000,000   Teva Pharmaceutical Industries, Ltd.
               1.500%, 10/15/05                         3,980,000

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$  2,500,000   Teva Pharmaceutical Industries,
               Ltd.(b)
               0.750%, 08/15/21                      $  2,346,875
   2,825,000   Teva Pharmaceutical Finance LLC(b)
               1.500%, 10/15/05                         2,810,875
                                                     ------------
                                                       74,919,433
               ENERGY (3.0%)
   7,600,000   Diamond Offshore Drilling, Inc.(b)
               1.500%, 04/15/31                         6,441,000
   3,135,000   Hanover Compressor Company
               4.750%, 03/15/08                         2,715,694
                                                     ------------
                                                        9,156,694
               FINANCIAL (4.9%)
   5,600,000   E*Trade Group, Inc.(b)
               6.750%, 05/15/08                         4,494,000
   3,230,000   NCO Group, Inc.(b)
               4.750%, 04/15/06                         2,248,888
   8,450,000   PMI Group, Inc.(b)
               2.500%, 07/15/21                         8,502,812
                                                     ------------
                                                       15,245,700
               TELECOMMUNICATIONS (4.0%)
   7,500,000   Liberty Media Corp. (PCS)
               4.000%, 11/15/29                         5,812,500
   7,500,000   Nortel Networks Corp.(b)
               4.250%, 09/01/08                         6,628,125
                                                     ------------
                                                       12,440,625
               UTILITIES (1.9%)
   6,100,000   Orion Power Holdings, Inc.
               4.500%, 06/01/08                         6,008,500
                                                     ------------
               TOTAL CONVERTIBLE BONDS
               (Cost $223,187,671)                    205,880,837

 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (18.5%)
               BASIC INDUSTRIES (1.3%)
     102,500   Sealed Air Corp. (W.R. Grace)
               4.000%                                   4,048,750
               CAPITAL GOODS - INDUSTRIAL (1.6%)
     110,000   Cummins Capital Trust I(b)
               7.000%                                   5,087,500
               CAPITAL GOODS - TECHNOLOGY (0.9%)
      79,000   Pioneer Standard Electronics, Inc.
               6.750%                                   2,952,625

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
               CONSUMER GROWTH STAPLES (0.6%)
      60,900   Emmis Communications Corp.
               6.250%                                $  1,750,875
               CREDIT CYCLICALS (2.8%)
     153,550   Washington Mutual, Inc.(b)
               5.375%                                   8,598,800
               FINANCIAL (1.9%)
     220,000   National Australia Bank, Ltd.
               7.875%                                   5,924,600
               TELECOMMUNICATIONS (2.8%)
       8,300   Lucent Technologies, Inc.(b)
               8.000%                                   8,500,777
               UTILITIES (6.6%)
     127,450   AES Trust VII
               6.000%                                   3,648,256
      23,200   Calpine Capital Trust III(b)
               5.000%                                   1,017,900
     137,800   Calpine Capital Trust III
               5.000%                                   6,045,975
     180,000   Mirant Trust I
               6.250%                                   9,630,000
                                                     ------------
                                                       20,342,131
                                                     ------------
               TOTAL CONVERTIBLE
               PREFERRED STOCKS
               (Cost $62,586,039)                      57,206,058

 NUMBER OF
 CONTRACTS                                              VALUE
-----------------------------------------------------------------
PUT OPTIONS (0.0%)
               CAPITAL GOODS - TECHNOLOGY (0.0%)
          50   Network Associates, Inc.(a)
               LEAPS Expiration 01/18/02
               Strike 7.5                                   1,875
                                                     ------------
               TOTAL PUT OPTIONS
               (Cost $1,650)                                1,875
TOTAL INVESTMENTS (85.1%)
(Cost $285,775,360)                                   263,088,770
 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
COMMON STOCKS SOLD SHORT (-31.6%)
               BASIC - INDUSTRIES (-0.5%)
   (100,000)   Freeport McMoran Copper & Gold, Inc.    (1,099,000)
    (70,500)   INCO, Ltd.                                (874,905)
                                                     ------------
                                                       (1,973,905)

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
               CAPITAL GOODS - INDUSTRIAL (-2.9%)
    (48,000)   Briggs & Stratton Corp.               $ (1,498,080)
    (71,500)   Cummins Engine Company, Inc.            (2,359,500)
    (41,000)   Sealed Air Corp.                        (1,496,090)
     (7,425)   SPX Corp.                                 (615,533)
   (110,500)   Waste Connections, Inc.                 (2,983,500)
                                                     ------------
                                                       (8,952,703)
               CAPITAL GOODS - TECHNOLOGY (-7.4%)
   (145,200)   Advanced Energy Industries, Inc.        (2,414,675)
    (41,250)   Affiliated Computer Services, Inc.      (3,358,162)
    (28,600)   Amkor Technology, Inc.                    (300,872)
    (75,250)   Arrow Electronics, Inc.                 (1,569,715)
    (55,750)   Benchmark Electronics, Inc.               (920,990)
    (30,075)   Bisys Group, Inc.                       (1,594,577)
    (23,000)   Chartered Semiconductor
               Manufacturing, Ltd.                       (396,750)
    (78,000)   FEI Company                             (1,696,500)
    (47,350)   First Data Corp.                        (2,758,611)
    (49,000)   Globespan, Inc.                           (442,960)
   (119,000)   HNC Software, Inc.                      (2,225,300)
   (152,000)   Kulicke & Soffa Industries, Inc.        (1,656,800)
    (22,000)   LAM Research Corp.                        (372,900)
    (32,900)   LTX Corp.                                 (447,769)
    (81,200)   Network Associates, Inc.                (1,046,668)
   (165,900)   Pioneer Standard Electronics, Inc.      (1,496,418)
    (13,300)   PMC-Sierra, Inc.                          (136,591)
                                                     ------------
                                                      (22,836,258)
               CONSUMER CYCLICALS (-0.5%)
    (54,000)   Carnival Corp.                          (1,189,080)
     (6,575)   WPP Group, PLC                            (242,437)
                                                     ------------
                                                       (1,431,517)
               CONSUMER GROWTH STAPLES (-9.8%)
    (47,450)   Adelphia Communications Corp.           (1,053,390)
   (265,000)   American Greetings Corp.                (3,508,600)

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
   (104,000)   Charter Communications, Inc.          $ (1,287,520)
    (69,000)   Cor Therapeutics, Inc.                  (1,561,470)
    (51,100)   CV Therapeutics, Inc.                   (1,985,746)
    (42,600)   Emmis Communications Corp.                (614,292)
    (65,600)   Genzyme Corp.                           (2,979,552)
   (180,000)   ICN Pharmaceuticals, Inc.               (2,845,800)
    (46,400)   IVAX Corp.                              (1,028,688)
    (26,000)   Manpower, Inc.                            (684,580)
    (80,800)   Reebok International, Ltd.              (1,672,560)
    (60,100)   Resmed, Inc.                            (3,053,080)
   (163,000)   School Specialty, Inc.                  (4,981,280)
    (47,825)   Teva Pharmaceutical Industries, Ltd.    (2,891,021)
                                                     ------------
                                                      (30,147,579)
               CREDIT CYCLICALS (-1.5%)
   (119,500)   Washington Mutual, Inc.                 (4,598,360)
               ENERGY (-0.6%)
    (49,450)   Diamond Offshore Drilling, Inc.         (1,247,129)
    (28,250)   Hanover Compressor Company                (611,330)
                                                     ------------
                                                       (1,858,459)
               FINANCIAL (-2.3%)
   (266,000)   E*Trade Group, Inc.                     (1,609,300)
    (27,600)   National Australia Bank, Ltd.           (1,761,156)
    (54,900)   NCO Group, Inc.                           (751,032)
    (46,350)   PMI Group, Inc.                         (2,891,777)
                                                     ------------
                                                       (7,013,265)
               TELECOMMUNICATIONS (-3.2%)
   (750,000)   Lucent Technologies, Inc.               (4,297,500)
   (412,500)   Nortel Networks Corp.                   (2,314,125)
   (122,200)   Sprint Corp.                            (3,212,638)
                                                     ------------
                                                       (9,824,263)
               UTILITIES (-2.9%)
    (61,900)   AES Corp.                                 (793,558)
    (96,600)   Calpine Corp.                           (2,203,446)

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
   (198,000)   Mirant Corp.                          $ (4,336,200)
    (61,000)   Orion Power Holdings, Inc.              (1,555,500)
                                                     ------------
                                                       (8,888,704)
                                                     ------------
               TOTAL COMMON STOCKS
               SOLD SHORT
               (Proceeds $114,204,207)                (97,525,013)

CASH DEPOSITS WITH CUSTODIAN (44.5%)
(INTEREST BEARING)                                    137,658,493
                                                     ------------
OTHER ASSETS, LESS LIABILITIES (2.0%)                   5,879,280
                                                     ------------
NET ASSETS (100.0%)                                  $309,101,530
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS A
(13,945,991 shares outstanding)                      $      13.44
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS B
(1,392,368 shares outstanding)                       $      13.87
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS C
(5,964,021 shares outstanding)                       $      13.59
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS I
(1,593,403 shares outstanding)                       $      13.35
                                                     ------------

Notes to Schedule of Investments
(a)Non-income producing security.
(b)Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.
(c)Security is in default.

                See accompanying Notes to Financial Statements.

GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
COMMON STOCKS (96.7%)
               CAPITAL GOODS - INDUSTRIAL (3.7%)
     201,900   Group 1 Automotive, Inc.(a)           $  5,360,445
     170,000   Jacobs Engineering Group, Inc.(a)       10,608,000
      75,000   Woodward Governor Company                3,633,750
                                                     ------------
                                                       19,602,195
               CAPITAL GOODS - TECHNOLOGY  (23.2%)
     200,000   Activision, Inc.(a)                      5,444,000
     133,000   Affiliated Computer Services,
               Inc.(a)                                 10,827,530
     120,000   Alliant Techsystems, Inc.(a)            10,272,000
     140,000   Catapult Communications Corp.(a)         1,926,400
     160,000   DRS Technology, Inc.(a)                  5,560,000
     230,000   Ebay, Inc.(a)                           10,522,500
     200,000   EDO Corp.                                5,750,000
     200,000   eFunds Corp.(a)                          3,330,000
     200,000   Engineered Support Systems, Inc.         9,420,000
     130,200   Epiq Systems, Inc.(a)                    3,320,100
     170,000   Fair Isaac & Company, Inc.               8,029,100
     300,000   Flir System, Inc.(a)                    12,309,000
     110,000   General Dynamics Corp.                   9,715,200
     340,000   GTECH Holdings Corp.(a)                 11,743,600
     200,000   PEC Solutions, Inc.(a)                   3,408,000
     100,000   Planar Systems, Inc.(a)                  2,011,000
     100,000   Plato Learning, Inc.(a)                  2,414,000
     150,000   Powell Industries, Inc.(a)               3,397,500
     140,000   Skillsoft Corp.(a)                       2,237,200
     300,000   Xcare.net, Inc.(a)                       3,735,000
                                                     ------------
                                                      125,372,130
               CONSUMER CYCLICALS (13.6%)
     180,000   Abercrombie & Fitch Company(a)           3,166,200
     600,000   Alliance Gaming Corp.(a)                 8,520,000
     300,000   American Axle & Manufacturing
               Holdings, Inc.(a)                        3,825,000
     125,000   American Eagle Outfitters, Inc.(a)       2,487,500
     515,000   Applica, Inc.                            4,351,750
     250,000   Barnes & Noble, Inc.(a)                  9,025,000
      89,900   Boca Resorts, Inc.(a)                      894,505
     184,000   Deb Shops, Inc.                          3,786,720
     353,500   Global Imaging Systems, Inc.(a)          6,101,410
     330,000   Global Sports, Inc.(a)                   3,844,500

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
     200,000   International Game Technology(a)      $  8,500,000
     800,400   Office Depot, Inc.(a)                   10,885,440
      97,100   Phillips Van Heusen                        961,290
     140,000   Sabre Holdings Corp.(a)                  3,743,600
     200,000   Travelocity.com, Inc.(a)                 2,660,000
      50,000   Wallace Computer Services, Inc.            795,000
                                                     ------------
                                                       73,547,915
               CONSUMER GROWTH STAPLES (37.9%)
     400,000   1-800-Flowers.com, Inc.(a)               4,824,000
     130,000   AdvancePCS(a)                            9,331,400
     151,000   Ameripath, Inc.(a)                       3,965,260
     400,000   Blockbuster Entertainment Corp.          8,760,000
      87,000   Career Education Corp.(a)                4,785,000
     500,000   Caremark Rx, Inc.(a)                     8,340,000
     400,000   Cendant Corp.(a)                         5,120,000
     300,000   Circuit City Stores, Inc.(a)             3,375,000
     200,000   D&K Healthcare Resources, Inc.           9,580,000
     400,000   Dardeen Restaurants, Inc.               10,500,000
      87,000   Delux Corp.                              3,004,980
     224,000   Diagnostic Products Corp.                9,457,280
     405,800   Direct Focus, Inc.(a)                    8,075,420
     225,000   Henry Schein, Inc.(a)                    8,685,000
     185,000   Integra Lifesciences Corp.(a)            5,109,700
     280,000   Jakks Pacific, Inc.(a)                   3,780,000
     250,000   Kendle International, Inc.(a)            4,935,000
     375,000   Krispy Kreme Doughnuts, Inc.(a)         11,100,000
      80,000   Laboratory Corporation of America
               Holdings(a)                              6,468,000
     200,000   Lands End, Inc.(a)                       5,780,000
     500,000   Magellan Health Services, Inc.(a)        5,735,000
     325,000   Manor Care, Inc.(a)                      9,132,500
      62,000   Mid-Atlantic Medical Services(a)         1,302,000
     300,000   Pediatrix Medical Group, Inc.(a)        12,237,000
     600,000   Perrigo Company(a)                       9,090,000
     100,000   Reebok International, Ltd.(a)            2,070,000
     195,100   Right Management Consultants,
               Inc.(a)                                  6,057,855
     200,000   Sicor, Inc.(a)                           3,778,000

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
     230,000   Skechers USA, Inc.(a)                 $  2,686,400
     200,000   Sola International, Inc.(a)              3,032,000
     250,000   Sonic Automotive, Inc.(a)                3,400,000
     105,000   Strayer Education, Inc.(a)               4,683,000
     111,600   Taro Pharmaceutical Industries,
               Ltd.(a)                                  3,923,856
     219,800   Ticketmaster(a)                          2,274,930
                                                     ------------
                                                      204,378,581
               CREDIT CYCLICALS (5.3%)
     280,000   Doral Financial Corp.                   10,864,000
      67,000   NVR, Inc.(a)                             9,414,170
     220,000   Washington Mutual, Inc.                  8,465,600
                                                     ------------
                                                       28,743,770
               ENERGY (4.7%)
     120,000   Energen Corp.                            2,700,000
     180,000   Equitable Resources, Inc.                5,401,800
      58,000   Kinder Morgan, Inc.                      2,854,180
     100,000   Patina Oil & Gas Corp.                   2,300,000
     180,000   Valero Energy Corp.                      6,318,000
     400,000   XTO Energy, Inc.                         5,580,000
                                                     ------------
                                                       25,153,980
               TECHNOLOGY (7.3%)
     150,000   Americredit Corp.(a)                     4,743,000
     170,000   BOK Financial Corp.(a)                   5,132,300
     290,000   H&R Block, Inc.                         11,182,400
     300,000   Moody's Corp.                           11,100,000
      30,000   Progressive Corp.                        4,017,000
      96,000   SEI Investments Company                  3,072,000
                                                     ------------
                                                       39,246,700

 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
               TELECOMMUNICATIONS (1.0%)
     200,000   General Cable Corp.                   $  1,970,000
     150,000   Metro One Telecommunications(a)          3,480,000
                                                     ------------
                                                        5,450,000
TOTAL COMMON STOCKS
(Cost $568,901,641)                                   521,495,271
                                                     ------------
TOTAL INVESTMENTS (96.7%)
(Cost $568,901,641)                                   521,495,271
                                                     ------------
CASH DEPOSITS WITH CUSTODIAN
(INTEREST BEARING) (4.5%)                              24,285,930
                                                     ------------
LIABILITIES, LESS OTHER ASSETS (-1.2%)                 (6,288,747)
                                                     ------------
NET ASSETS (100.0%)                                  $539,492,454
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS A
(10,737,916 shares outstanding)                      $      33.34
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS B
(1,337,457 shares outstanding)                       $      35.38
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS C
(3,875,688 shares outstanding)                       $      32.93
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS I
(186,827 shares outstanding)                         $      35.00
                                                     ------------

Note to Schedule of Investments
(a)Non-income producing security

                See accompanying Notes to Financial Statements.

GLOBAL CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (71.6%)
               CAPITAL GOODS - INDUSTRIAL (2.2%)
$     50,000   Brooks Automation, Inc.(b)
               4.750%, 06/01/08                      $     36,750
     309,400   Vivendi
               0.000%, 03/01/06                           293,845
                                                     ------------
                                                          330,595
               CAPITAL GOODS - TECHNOLOGY (15.8%)
     575,000   Amazon.com, Inc.
               6.875%, 02/16/10                           206,853
     550,000   Anixter International, Inc.(b)
               0.000%, 06/28/20                           146,438
     225,000   Atmel Corp.(b)
               0.000%, 05/23/21                            65,250
     100,000   Bisys Group, Inc.(b)
               4.000%, 03/15/06                           104,875
     330,000   Celestica, Inc.
               0.000%, 08/01/20                           122,100
     180,000   Dixons Group, PLC (Wanadoo)
         EUR   1.000%, 07/05/04                           157,795
     215,000   First Data Corp.
               2.000%, 03/01/08                           221,450
     280,000   Intel Corp. (Samsung Electronics)(b)
               0.000%, 02/01/04                           277,900
     320,000   L-3 Communications Holdings(b)
               5.250%, 06/01/09                           410,000
     410,000   Morgan Stanley Dean Witter, MTN
               0.500%, 03/30/08                           351,062
     285,000   Solectron Corp.
               0.000%, 05/08/20                           144,281
     225,000   Solectron Corp.
               0.000%, 11/20/20                            93,375
                                                     ------------
                                                        2,301,379
               CONSUMER CYCLICALS (12.1%)
     175,000   Airtours, PLC                              226,138
         GBP   5.750%, 01/05/04
     140,000   Carnival Corp.(b)
               2.000%, 04/15/21                           129,675
     800,000   Four Seasons Hotels
               0.000%, 09/23/29                           223,000
     140,000   Interpublic Group, Inc.(b)
               1.870%, 06/01/06                           110,075
     425,000   Jones Apparel Group, Inc.(b)
               0.000%, 02/01/21                           206,656
     500,000   NRW Luftahnsa                              229,326
         EUR   2.125%, 12/06/02

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$    155,000   Magna International, Inc.
               4.875%, 02/15/05                      $    155,969
     209,000   Office Depot, Inc.
               0.000%, 12/11/07                           153,354
     400,000   Royal Caribbean Cruises
               0.000%, 02/02/21                           110,000
     230,000   Young & Rubicam, Inc. (WPP Group)
               3.000%, 01/15/05                           211,025
                                                     ------------
                                                        1,755,218
               CONSUMER GROWTH STAPLES (8.1%)
     305,000   AmerisourceBergen Corp.(b)
               5.000%, 12/01/07                           471,606
     200,000   Alza Corp. (Johnson & Johnson)(b)
               0.000%, 07/28/20                           158,750
     215,000   Health Management Associates(b)
               0.250%, 08/16/20                           151,038
     220,000   Lowe's Companies, Inc.
               0.000%, 02/16/21                           150,425
     180,000   Reebok International, Ltd.(b)
               4.250%, 03/01/21                           172,350
      70,000   Service Corp.
               6.750%, 06/22/08                            80,588
                                                     ------------
                                                        1,184,757
               CONSUMER STAPLES (11.0%)
     330,000   Koninklijke Ahold                          332,855
         EUR   4.000%, 05/19/05
     650,000   Nestle Australia, Ltd.
               1.250%, 04/27/05                           661,225
     350,000   Parmalat Finanziaria, Spa
         EUR   0.875%, 06/30/21                           316,769
     300,000   South African Breweries(b)
               4.250%, 08/10/06                           288,000
                                                     ------------
                                                        1,598,849
               CREDIT CYCLICALS (1.7%)
     675,000   Lennar Corp.
               0.000%, 04/04/21                           245,531
               ENERGY (3.3%)
     350,000   Diamond Offshore Drilling, Inc.(b)
               1.500%, 04/15/31                           296,625
     201,168   Belegelec Finance (Total Fina SA)
         EUR   1.500%, 08/04/04                           188,710
                                                     ------------
                                                          485,335

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
               FINANCIAL (9.0%)
$    225,000   Allianz Finance (Deutsche Bank)       $    119,994
         EUR   3.000%, 02/04/03
     315,000   Equity Office Properties Trust(b)
               7.250%, 11/15/08                           339,806
     440,000   Goldman Sachs, MTN
               1.000%, 12/12/07                           405,900
     300,000   Old Mutual, PLC(b)
               3.625%, 05/02/05                           301,500
     140,000   PMI Group, Inc.(b)
               2.500%, 07/15/21                           140,875
                                                     ------------
                                                        1,308,075
               TELECOMMUNICATIONS (5.7%)
     469,900   France Telecom (Orange SA)(b)
         EUR   2.500%, 02/16/03                           422,906
     150,000   Nortel Networks Corp.(b)
               4.250%, 09/01/08                           132,563
     230,000   Telefonos De Mexico
               4.250%, 06/15/04                           273,413
                                                     ------------
                                                          828,882
               UTILITIES (2.7%)
     115,000   AES Corp.
               6.000%, 08/15/05                            91,569
     290,000   International Power, PLC
               2.000%, 11/24/05                           299,976
                                                     ------------
                                                          391,545
                                                     ------------
               TOTAL CONVERTIBLE BONDS
               (Cost $10,701,637)                      10,430,166

 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (16.1%)
               CAPITAL GOODS - TECHNOLOGY (2.0%)
       5,700   Electronic Data Systems Corp.
               7.625%                                     290,700
               CONSUMER STAPLES (1.2%)
       3,900   Suiza Foods Capital Trust II
               5.500%                                     180,375
               CREDIT CYCLICALS (2.1%)
       5,400   Washington Mutual, Inc.(b)
               5.375%                                     302,400

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
               ENERGY (0.8%)
       2,100   El Paso Corp. Capital Trust I
               4.750%                                $    114,450
               FINANCIAL (2.4%)
       3,700   Metlife Capital Trust I
               8.000%                                     344,729
               TELECOMMUNICATIONS (1.4%)
       1,550   Global Crossing, Ltd.
               6.750%                                      61,806
         140   Lucent Technologies, Inc.(b)
               8.000%                                     143,387
                                                     ------------
                                                          205,193
               TRANSPORTATION (2.2%)
       7,000   Union Pacific Capital Trust
               6.250%                                     315,875
               UTILITIES (4.0%)
       4,400   AES Trust VII(b)
               6.000%                                     125,950
       3,300   Calpine Capital Trust III(b)
               5.000%                                     144,788
       2,200   Calpine Capital Trust III
               5.000%                                      96,525
      12,000   PPL Capital Trust
               7.750%                                     217,800
                                                     ------------
                                                          585,063
                                                     ------------
               TOTAL CONVERTIBLE
               PREFERRED STOCKS
               (Cost $2,672,424)                        2,338,785

COMMON STOCKS (6.9%)
               CONSUMER CYCLICALS (1.1%)
      12,000   Office Depot, Inc.                         163,200
               CONSUMER GROWTH STAPLES (3.9%)
       1,100   Givaudan SA                                331,395
         CHF
      46,000   Smith & Nephew, PLC                        233,245
                                                     ------------
         GBP                                              564,640
               CONSUMER STAPLES (1.9%)
      16,000   Panamer Beverages                          269,600

               TOTAL COMMON STOCKS
               (Cost $1,009,017)                          997,440

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
 NUMBER OF
 CONTRACTS                                              VALUE
-----------------------------------------------------------------
CALL OPTIONS (0.3%)
               CONSUMER CYCLICALS (0.1%)
          20   International Game Technology(a)
               LEAPS Expiration 01/18/03
               Strike 40                             $     21,600
               CONSUMER STAPLES (0.2%)
          20   General Mills(a)
               LEAPS Expiration 01/18/03
               Strike 40                                   16,500
          20   Philip Morris Cos.(a)
               LEAPS Expiration 01/18/03
               Strike 50                                   11,000
                                                     ------------
                                                           27,500
                                                     ------------
               TOTAL CALL OPTIONS
               (Cost $57,280)                              49,100

 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (4.5%)
$  1,125,000   United States Treasury Strips
               0.000%, 11/15/18                           423,365
     225,000   United States Treasury Note
               6.250%, 02/15/03                           235,924
                                                     ------------
               TOTAL U.S. GOVERNMENT SECURITIES
               (Cost $614,823)                            659,289

TOTAL INVESTMENTS (99.4%)
(Cost $15,055,181)                                     14,474,780
                                                     ------------

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001


                                                        VALUE
-----------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES (0.6%)                $     83,511
                                                     ------------
NET ASSETS (100.0%)                                  $ 14,558,291
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS A
(1,578,557 shares outstanding)                       $       6.60
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS B
(48,003 shares outstanding)                          $       7.02
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS C
(482,962 shares outstanding)                         $       6.67
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS I
(89,106 shares outstanding)                          $       6.56
                                                     ------------

Notes to Schedule of Investments
(a)Non-income producing security.
(b)Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.

                See accompanying Notes to Financial Statements.

HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                VALUE
-----------------------------------------------------------------
CORPORATE BONDS (10.6%)
               BASIC INDUSTRIES (0.9%)
$     20,000   Domtar, Inc.
               8.750%, 08/01/06                        $   21,972
      20,000   Pope & Talbot, Inc.
               8.375%, 06/01/13                            17,700
                                                       ----------
                                                           39,672
               CONSUMER CYCLICALS (4.7%)
      20,000   Aztar Corp.
               8.875%, 05/15/07                            19,400
      45,000   International Game Technology
               8.375%, 05/15/09                            45,562
      12,000   Mandalay Resort Group
               9.250%, 12/01/05                            10,980
      90,000   MGM Mirage
               6.875%, 02/06/08                            81,084
      65,000   Northwest Airlines, Inc.
               7.625%, 03/15/05                            45,175
      20,000   Salton, Inc.
               10.750%, 12/15/05                           16,100
      12,000   Station Casinos, Inc.
               9.750%, 04/15/07                            11,100
                                                       ----------
                                                          229,401
               CONSUMER GROWTH STAPLES (4.0%)
     100,000   American Greetings Corp.
               11.750%, 07/15/08                           90,500
      14,000   Caremark Rx, Inc.
               7.375%, 10/01/06                            13,860
      95,000   Hasbro, Inc.
               8.500%, 03/15/06                            91,847
                                                       ----------
                                                          196,207
               CREDIT CYCLICALS (0.3%)
      13,000   Beazer Homes USA, Inc.
               8.875%, 04/01/08                            12,545
               TELECOMMUNICATIONS (0.4%)
      20,000   Price Communications Wireless, Inc.
               9.125%, 12/15/06                            20,500
               UTILITIES (0.3%)
      15,000   Calpine Corp.
               7.750%, 04/15/09                            14,139
                                                       ----------
               TOTAL CORPORATE BOND
               (Cost $545,872)                            512,464

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                                VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (44.5%)
               BASIC INDUSTRIES (1.9%)
$    100,000   Quanex Corp.
               6.880%, 06/30/07                        $   96,375
               CAPITAL GOODS - INDUSTRIAL (2.8%)
      45,000   Foster Wheeler Corp.(b)
               6.500%, 06/01/07                            28,969
     135,000   Spherion Corp.
               4.500%, 06/01/05                           106,312
                                                       ----------
                                                          135,281
               CAPITAL GOODS - TECHNOLOGY (21.3%)
     345,000   Amazon.com, Inc.
               4.750%, 02/01/09                           139,725
      80,000   Amkor Technology, Inc.
               5.000%, 03/15/07                            49,400
     230,000   Anixter International, Inc.
               0.000%, 06/28/20                            61,238
     130,000   Checkpoint System, Inc.
               5.250%, 11/01/05                           106,275
     103,000   Conexant Systems, Inc.
               4.000%, 02/01/07                            56,135
      70,000   Cypress Semiconductor Corp.
               3.750%, 07/01/05                            54,688
     235,000   Juniper Networks, Inc.
               4.750%, 03/15/07                           145,406
      45,000   Kulicke & Soffa Industries, Inc.
               4.750%, 12/15/06                            33,637
      60,000   LSI Logic Corp.
               4.000%, 02/15/05                            48,600
      45,000   Quantum Corp.
               7.000%, 08/01/04                            39,375
      70,000   Richardson Electric, Ltd.
               8.250%, 06/15/06                            64,662
     300,000   Solectron Corp.
               0.000%, 05/08/20                           151,875
      95,000   Systems & Computer Technology Corp.
               5.000%, 10/15/04                            81,225
                                                       ----------
                                                        1,032,241

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                                VALUE
-----------------------------------------------------------------
               CONSUMER CYCLICALS (8.1%)
$     60,000   Charming Shoppes, Inc.
               7.500%, 07/15/06                        $   56,250
      69,000   Hilton Hotel Corp.
               5.000%, 05/15/06                            56,321
     140,000   Office Depot, Inc.
               0.000%, 12/11/07                           103,075
     525,000   Royal Caribbean Cruises
               0.000%, 02/02/21                           144,375
      40,000   Tower Automotive, Inc.
               5.000%, 08/01/04                            31,600
                                                       ----------
                                                          391,621
               CONSUMER GROWTH STAPLES (3.3%)
      25,000   Columbia/HCA Healthcare Corp.
               6.750%, 10/01/06                            24,875
     105,000   Quanta Services, Inc.
               4.000%, 07/01/07                            69,431
      65,000   Sunrise Assisted Living, Inc.
               5.500%, 06/15/02                            65,163
                                                       ----------
                                                          159,469
               CREDIT CYCLICALS (0.7%)
     100,000   Lennar Corp.
               0.000%, 04/04/21                            36,375
               ENERGY (0.8%)
      40,000   Offshore Logistics, Inc.
               6.000%, 12/15/03                            40,900
               FINANCIAL (0.4%)
      19,000   Financial Federal Corp.
               4.500%, 05/01/05                            18,525
               TELECOMMUNICATIONS (5.2%)
      55,000   Antec Corp.
               4.500%, 05/15/03                            30,525
      75,000   Commscope, Inc.
               4.000%, 12/15/06                            58,969
      70,000   Nextel Communications, Inc.
               5.250%, 01/15/10                            35,875
     245,000   Terayon Communication Systems, Inc.(b)
               5.000%, 08/01/07                           127,094
                                                       ----------
                                                          252,463
                                                       ----------
               TOTAL CONVERTIBLE BONDS
               (Cost $2,205,144)                        2,163,250

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 NUMBER OF
   SHARES                                                VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (12.3%)
               BASIC INDUSTRIES (1.4%)
       1,800   Sealed Air Corp. (W.R. Grace)
               4.000%                                  $   71,100
               CAPITAL GOODS - TECHNOLOGY (3.0%)
       2,470   Raytheon Company
               8.250%                                     148,447
               CONSUMER CYCLICALS (1.6%)
       2,720   American Classic Voyage Capital Trust
               I
               7.000%                                      16,728
       1,500   Six Flags, Inc.
               7.250%                                      30,825
       1,200   Tower Automotive Capital Trust
               6.750%                                      27,750
                                                       ----------
                                                           75,303
               FINANCIAL (2.3%)
       3,390   Host Marriott Financial Trust
               6.750%                                      90,683
         320   Sovereign Capital Trust II
               7.500%                                      18,640
                                                       ----------
                                                          109,323
               TELECOMMUNICATIONS (2.7%)
         660   Global Crossing, Ltd.
               7.000%                                      26,441
         100   Lucent Technologies, Inc.(b)
               8.000%                                     102,419
                                                       ----------
                                                          128,860
               UTILITIES (1.3%)
       2,225   AES Trust VII
               6.000%                                      63,691
                                                       ----------
               TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $745,747)                            596,724

TOTAL INVESTMENTS (67.4%)
(Cost $3,496,763)                                       3,272,438
                                                       ----------

CASH DEPOSITS WITH CUSTODIAN (28.7%)
(INTEREST BEARING)                                      1,397,778
                                                       ----------
OTHER ASSETS, LESS LIABILITIES (3.9%)                     187,188
                                                       ----------
NET ASSETS (100.0%)                                    $4,857,404
                                                       ----------

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


                                                         VALUE
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE - CLASS A
(359,710 shares outstanding)                           $     9.17
                                                       ----------
NET ASSET VALUE PER SHARE - CLASS B
(93,478 shares outstanding)                            $     9.37
                                                       ----------
NET ASSET VALUE PER SHARE - CLASS C
(73,094 shares outstanding)                            $     9.36
                                                       ----------

Notes to Schedule of Investments
(a)Non-income producing security.
(b)Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.

                See accompanying Notes to Financial Statements.

CONVERTIBLE TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (62.7%)
               CAPITAL GOODS - INDUSTRIAL (3.3%)
$     70,000   Brooks Automation, Inc.(b)
               4.750%, 06/01/08                      $     51,450
     100,000   PerkinElmer, Inc.
               0.000%, 08/07/20                            52,125
                                                     ------------
                                                          103,575
               CAPITAL GOODS - TECHNOLOGY (48.9%)
     120,000   Affiliated Computer Services,
               Inc.(b)
               3.500%, 02/15/06                           139,800
      75,000   Amazon.com, Inc.
               4.750%, 02/01/09                            30,375
     125,000   Anixter International, Inc.(b)
               0.000%, 06/28/20                            33,281
      70,000   Anixter International, Inc.
               0.000%, 06/28/20                            18,638
     135,000   Arrow Electronics, Inc.
               0.000%, 02/21/21                            54,675
      55,000   Atmel Corp.(b)
               0.000%, 05/23/21                            15,950
     150,000   Atmel Corp.
               0.000%, 05/23/21                            43,500
      90,000   Bisys Group, Inc.(b)
               4.000%, 03/15/06                            94,388
      20,000   Burr-Brown Corp. (Texas Instruments)
               4.250%, 02/15/07                            20,725
     170,000   Celestica, Inc.
               0.000%, 08/01/20                            62,900
      20,000   Conexant Systems, Inc.
               4.250%, 05/01/06                            14,000
      45,000   Conexant Systems, Inc.
               4.000%, 02/01/07                            24,525
      50,000   Cypress Semiconductor Corp.
               4.000%, 02/01/05                            40,188
      90,000   DDI Corp.
               5.250%, 03/01/08                            57,038
      60,000   International Rectifier Corp.(b)
               4.250%, 07/15/07                            44,925
     100,000   Kulicke & Soffa Industries, Inc.
               4.750%, 12/15/06                            74,750
      60,000   L-3 Communications Holdings(b)
               5.250%, 06/01/09                            76,875

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$     50,000   Lattice Semiconductor Company(b)
               4.750%, 11/01/06                      $     50,938
      55,000   Liberty Media Corp. (Motorola)
               3.500%, 01/15/31                            42,213
      75,000   LSI Logic Corp.
               4.250%, 03/15/04                            75,469
      75,000   Manugistics Group, Inc.(b)
               5.000%, 11/01/07                            42,656
     280,000   Morgan Stanley Dean Witter, MTN
               0.500%, 03/30/08                           239,750
      70,000   Network Associates, Inc.(b)
               5.250%, 08/15/06                            70,656
      85,000   Oni Systems Corp.
               5.000%, 10/15/05                            53,231
      40,000   Rational Software Corp.
               5.000%, 02/01/07                            29,400
      30,000   Redback Networks, Inc.
               5.000%, 04/01/07                            11,025
      50,000   SCI Systems, Inc.
               3.000%, 03/15/07                            38,000
     170,000   Solectron Corp.
               0.000%, 11/20/20                            70,550
      20,000   Veritas Software Corp.
               1.856%, 08/13/06                            16,175
                                                     ------------
                                                        1,586,596
               CONSUMER GROWTH STAPLES (1.6%)
      80,000   Quanta Services, Inc.
               4.000%, 07/01/07                            52,900
               TELECOMMUNICATIONS (8.9%)
      90,000   Aether Systems, Inc.
               6.000%, 03/22/05                            53,550
      55,000   Comverse Technology, Inc.(b)
               1.500%, 12/01/05                            40,013
      60,000   Corning, Inc.
               4.875%, 03/01/08                            55,875
     100,000   Corning, Inc.
               0.000%, 11/08/15                            56,000

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
$     45,000   Nextel Communications, Inc.(b)
               6.000%, 06/01/11                      $     30,994
      60,000   Nortel Networks Corp.(b)
               4.250%, 09/01/08                            53,025
                                                     ------------
                                                          289,457
                                                     ------------
               TOTAL CONVERTIBLE BONDS
               (Cost $2,604,725)                        2,032,528
 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (10.4%)
               CAPITAL GOODS - TECHNOLOGY (5.7%)
         950   Coltec Capital Trust
               5.250%                                      30,044
       1,250   Electronic Data Systems Corp.
               7.625%                                      63,750
       1,350   Raytheon Company
               8.250%                                      81,135
       3,000   Morgan Stanley Dean Witter (Yahoo!)
               8.000%                                      12,300
                                                     ------------
                                                          187,229
               TELECOMMUNICATIONS (3.2%)
         800   Global Crossing, Ltd.
               6.750%                                      31,900
          70   Lucent Technologies, Inc.(b)
               8.000%                                      71,693
                                                     ------------
                                                          103,593
               UTILITIES (1.5%)
       1,100   Calpine Capital Trust III(b)
               5.000%                                      48,263
                                                     ------------
               TOTAL CONVERTIBLE
               PREFERRED STOCKS
               (Cost $432,828)                            339,085

COMMON STOCKS (11.4%)
               CAPITAL GOODS - INDUSTRIAL (0.9%)
       1,200   PerkinElmer, Inc.                           31,488
               CAPITAL GOODS - TECHNOLOGY (6.8%)
       3,200   American Power Conversion Corp.(a)          37,376
       1,350   Barra, Inc.(a)                              56,727
       1,950   Cypress Semiconductor Corp.(a)              28,977
         800   I2 Technologies, Inc.(a)                     2,752

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


 NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
         600   Juniper Networks, Inc.(a)             $      5,820
       2,250   Motorola, Inc.                              35,100
       2,400   Peoplesoft, Inc.(a)                         43,296
         360   Redback Networks, Inc.(a)                      522
         980   Wind River Systems, Inc.(a)                 10,290
                                                     ------------
                                                          220,860
               CONSUMER GROWTH STAPLES (1.3%)
       2,000   Boston Scientific Corp.(a)                  41,000
               TELECOMMUNICATIONS (2.4%)
       2,300   Corning, Inc.                               20,285
       7,200   Lucent Technologies, Inc.                   41,255
       3,000   Nortel Networks Corp.                       16,830
                                                     ------------
                                                           78,370
                                                     ------------
               TOTAL COMMON STOCKS
               (Cost $769,322)                            371,718
 NUMBER OF
 CONTRACTS                                              VALUE
-----------------------------------------------------------------
CALL OPTIONS (0.2%)
               CAPITAL GOODS - TECHNOLOGY (0.2%)
         500   Electronic Data Systems(a)
               LEAPS Expiration 01/18/03
               Strike 60                                    5,074
                                                     ------------
               TOTAL CALL OPTIONS
               (Cost $6,475)                                5,074
 PRINCIPAL
   AMOUNT                                               VALUE
-----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (1.6%)
$     50,000   United States Treasury Note
               6.250%, 02/15/03                            52,427
                                                     ------------
               TOTAL U.S. GOVERNMENT SECURITIES
               (Cost $50,211)                              52,427

TOTAL INVESTMENTS (86.3%)
(Cost $3,863,561)                                       2,800,832
                                                     ------------
CASH DEPOSITS WITH CUSTODIAN (12.3%)
(INTEREST BEARING)                                        400,890
                                                     ------------
LIABILITIES, LESS OTHER ASSETS (1.4%)                      44,864
                                                     ------------
NET ASSETS (100.0%)                                  $  3,246,586
                                                     ------------

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


                                                        VALUE
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE - CLASS A
(308,384 shares outstanding)                         $       6.27
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS B
(103,907 shares outstanding)                         $       6.26
                                                     ------------
NET ASSET VALUE PER SHARE - CLASS C
(105,242 shares outstanding)                         $       6.29
                                                     ------------

Notes to Schedule of Investments
(a)Non-income producing security.
(b)Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2001 (UNAUDITED)


                See accompanying Notes to Financial Statements.

ABBREVIATIONS

ADRS:  American Deposit Receipts     CUM:   Cumulative       EXCH.:   Exchangeable
ADSS:  American Depository Shares    DEB:   Debenture        NONCUM:  Noncumulative
CONV:  Convertible                   DEP.:  Depository       PREF.:   Preferred
MTN:   Medium Term Note              EURO.: Eurobond         SUB.:    Subordinated

FOREIGN CURRENCY ABBREVIATIONS

GBP:   British Pound Sterling        CAD:   Canadian Dollar  JPY:     Japanese Yen
EUR:   European Monetary Unit        CHF:   Swiss Franc

                See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2001 (UNAUDITED)

                                                  CONVERTIBLE     MARKET                      GLOBAL        HIGH      CONVERTIBLE
                                   CONVERTIBLE    GROWTH AND      NEUTRAL       GROWTH      CONVERTIBLE     YIELD     TECHNOLOGY
                                       FUND       INCOME FUND      FUND          FUND          FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost
 $395,143,636, $187,850,129,
 $285,775,360, $568,901,641,
 $15,055,181, $3,496,763,
 $3,863,561, respectively)         $374,946,091   178,400,005   263,088,770   521,495,271   14,474,780    3,272,438    2,800,832
Cash with custodian (interest
 bearing)                            26,815,910   10,252,352    137,658,493    24,285,930           --    1,397,778      400,890
Foreign currency (cost $6,035)            6,248           --             --            --           --           --           --
Accrued interest and dividends
 receivable                           1,854,630      782,382      2,404,318       207,714      106,385       44,556       21,689
Receivable for investments sold       3,162,866    2,719,442      4,678,422     9,249,841      454,742           --           --
Receivable for Fund shares sold       5,684,064    2,735,162     10,891,381     8,640,222       52,403      197,848       40,316
Due from advisor                                                                                27,806       58,300       37,651
                                   ----------------------------------------------------------------------------------------------
       Total Assets                $412,469,809   194,889,343   418,721,384   563,878,978   15,116,116    4,970,920    3,301,378
                                   ----------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at
 value (proceeds $114,204,207)               --           --     97,525,013            --           --           --           --
Due to Custodian                             --           --             --            --      298,140           --           --
Net unrealized depreciation on
 forward foreign currency
 contracts                              339,682           --             --            --      138,425           --           --
Payable for investments purchased    10,693,554    4,122,620     10,926,874    20,224,253           --       60,891
Payable for Fund shares redeemed        692,625      603,339        815,431     3,396,922       31,310        5,850        2,440
Payable to investment advisor           242,954      117,059        175,440       434,022       12,391        2,766        2,720
Payable to distributor                  187,566       80,486        111,274       212,467        5,224        1,662        1,487
Accounts payable and accrued
 liabilities                            107,654       63,593         65,822       118,860       72,335       42,347       48,145
                                   ----------------------------------------------------------------------------------------------
       Total Liabilities             12,264,035    4,987,097    109,619,854    24,386,524      557,825      113,516       54,792
                                   ----------------------------------------------------------------------------------------------
NET ASSETS                         $400,205,774   189,902,246   309,101,530   539,492,454   14,558,291    4,857,404    3,246,586
                                   ----------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
Excess of amounts received from
 issuance of shares over amounts
 paid on redemptions of shares on
 account of capital                $411,356,601   198,382,167   309,983,646   623,939,038   14,589,397    5,150,094    4,669,978
Undistributed net investment
 income (loss)                               --      125,338        266,561            --           --        7,256        5,718
Accumulated net realized gain
 (loss) on investments                9,386,188      844,865      4,858,718   (37,040,214)     688,773      (75,620)    (366,380)
Unrealized appreciation
 (depreciation) of investments
 and other assets less
 liabilities                        (20,537,015)  (9,450,124)    (6,007,395)  (47,406,370)    (719,879)    (224,326)  (1,062,730)
                                   ----------------------------------------------------------------------------------------------
NET ASSETS                         $400,205,774   189,902,246   309,101,530   539,492,454   14,558,291    4,857,404    3,246,586
                                   ----------------------------------------------------------------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares
 Outstanding                       $186,279,299   117,397,955   187,453,372   358,011,338   10,417,259    3,297,100    1,933,243
Shares Outstanding                   10,414,669    5,270,762     13,945,991    10,737,916    1,578,557      359,710      308,384
Net Asset Value and Redemption
 Price Per Share                   $      17.89        22.27          13.44         33.34         6.60         9.17         6.27
                                   ----------------------------------------------------------------------------------------------
Maximum Offering Price Per Share
 at (Net asset value, plus 4.99%
 of net asset value or 4.75% of
 offering price)                   $      18.78        23.38          14.11         35.00         6.93         9.63         6.58
                                   ----------------------------------------------------------------------------------------------
CLASS B SHARES
Net Assets Applicable to Shares
 Outstanding                       $ 41,659,590   24,174,940     19,312,382    47,322,179      337,199      876,342      650,977
Shares Outstanding                    2,086,613      986,990      1,392,368     1,337,457       48,003       93,478      103,907
Net Asset Value and Redemption
 Price Per Share                   $      19.97        24.49          13.87         35.38         7.02         9.37         6.26
                                   ----------------------------------------------------------------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares
 Outstanding                       $143,374,139   45,687,117     81,067,707   127,620,485    3,219,220      683,962      662,366
Shares Outstanding                    7,971,103    2,031,670      5,964,021     3,875,688      482,962       73,094      105,242
Net Asset Value and Redemption
 Price Per Share                   $      17.99        22.49          13.59         32.93         6.67         9.36         6.29
                                   ----------------------------------------------------------------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares
 Outstanding                       $ 28,892,746    2,642,234     21,268,069     6,538,452      584,613          N/A          N/A
Shares Outstanding                    1,678,670      120,711      1,593,403       186,827       89,106          N/A          N/A
Net Asset Value and Redemption
 Price Per Share                   $      17.21        21.89          13.35         35.00         6.56          N/A          N/A
                                   ----------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                    CONVERTIBLE     MARKET                     GLOBAL        HIGH     CONVERTIBLE
                                     CONVERTIBLE    GROWTH AND     NEUTRAL       GROWTH      CONVERTIBLE    YIELD     TECHNOLOGY
                                         FUND       INCOME FUND      FUND         FUND          FUND         FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                             $  4,707,623    1,962,442     4,109,793       590,502      212,486     128,222      63,253
Dividends                               2,627,270    1,071,544       727,215       735,648       78,310      16,392      18,560
                                     --------------------------------------------------------------------------------------------
   Total Investment Income*             7,334,893    3,033,986     4,837,008     1,326,150      290,796     144,614      81,813
                                     --------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                1,329,203      604,395       744,439     2,056,217       76,261      12,279      16,782
Distribution fees                         981,666      389,776       418,381       991,787       30,526       5,914       9,160
Transfer agent fees                       195,156      106,019        65,974       309,737       35,145      34,560      19,246
Accounting fees                            56,188       39,185        38,342        45,296       37,446      22,990      25,082
Administration fees                        12,808       10,930        11,615        14,562       14,580      12,306      11,165
Custodian fees                             67,945       25,993         6,811        54,123        7,365       4,985       3,772
Trustees' fees                              2,745        2,745         2,870         2,905        2,547       2,840       2,723
Registration fees                          47,505       34,976        31,520        41,649       14,640      15,890      17,826
Audit and legal fees                       15,546       15,525        14,603        14,760       15,243      15,862      15,552
Dividend Expense on Short Position             --           --        90,743            --           --          --          --
Other                                      56,409       32,293        35,680        96,922        8,550       6,439       6,782
                                     --------------------------------------------------------------------------------------------
   Total Expenses                       2,765,171    1,261,837     1,460,978     3,627,958      242,303     134,065     128,090
   Less Expense Waived or Absorbed             --           --            --            --      108,788     104,544      93,757
                                     --------------------------------------------------------------------------------------------
   Net Expenses                         2,765,171    1,261,837     1,460,978     3,627,958      133,515      29,521      34,333
                                     --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)            4,569,722    1,772,149     3,376,030    (2,301,808)     157,281     115,093      47,480
                                     --------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
  investments, options, and forward
  foreign currency contracts           (2,610,486)  (2,188,875)    4,405,063   (27,802,432)    (329,391)    (45,785)   (218,798)
Change in net unrealized
  appreciation/depreciation on
  investments, options and forward
  foreign currency contracts          (26,508,676)  (8,973,797)   (6,356,361)  (43,845,184)    (866,294)   (194,346)   (219,188)
                                     --------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS        (29,119,162)  (11,162,672)  (1,951,298)  (71,647,616)  (1,195,685)   (240,131)   (437,986)
                                     --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $(24,549,440)  (9,390,523)    1,424,732   (73,949,424)  (1,038,404)   (125,038)   (390,506)
                                     --------------------------------------------------------------------------------------------

 * Net of foreign taxes withheld of $1,867 for the Convertible Fund.

                See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

                                                                      CONVERTIBLE GROWTH AND
                                             CONVERTIBLE FUND               INCOME FUND             MARKET NEUTRAL FUND
                                        ----------------------------------------------------------------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED       YEAR ENDED       ENDED      YEAR ENDED       ENDED      YEAR ENDED
                                         SEPT. 30,      MAR. 31,      SEPT. 30,     MAR. 31,      SEPT. 30,     MAR. 31,
                                            2001          2001          2001          2001          2001          2001
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)            $  4,569,722     5,294,712     1,772,149     1,810,718     3,376,030     2,665,083
Net realized gain (loss) on
   investments, options and forward
   foreign currency contracts             (2,610,486)   12,474,918    (2,188,875)    3,353,426     4,405,063       875,496
Change in net unrealized
   appreciation/depreciation on
   investments,
   options and forward currency
   contracts                             (26,508,676)  (27,276,887)   (8,973,797)  (11,992,539)   (6,356,361)      361,126
                                        ----------------------------------------------------------------------------------
Net Increase(Decrease) in net assets
   resulting from operations             (24,549,440)   (9,507,257)   (9,390,523)   (6,828,395)    1,424,732     3,901,705
                                        ----------------------------------------------------------------------------------
CAPITAL CONTRIBUTION FROM ADVISOR                 --     1,177,844            --       246,687            --        97,319

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                     (4,344,895)   (5,798,238)   (1,706,045)   (1,779,602)   (3,205,633)   (2,572,055)
Net realized gains                                --   (25,784,068)           --    (7,275,622)           --    (1,103,349)
Distribution from capital contribution            --    (1,177,844)           --      (246,687)           --       (97,319)
                                        ----------------------------------------------------------------------------------
Total Distributions                       (4,344,895)  (32,760,150)   (1,706,045)   (9,301,911)   (3,205,633)   (3,772,723)
                                        ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS            145,326,388   127,768,192    85,683,820    75,286,100   200,854,455    95,371,432
                                        ----------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                116,432,053    86,678,629    74,587,252    59,402,481   199,073,554    95,597,733

NET ASSETS
Beginning of period                      283,773,721   197,095,092   115,314,994    55,912,513   110,027,976    14,430,243
                                        ----------------------------------------------------------------------------------
End of period                           $400,205,774   283,773,721   189,902,246   115,314,994   309,101,530   110,027,976
                                        ----------------------------------------------------------------------------------
Undistributed Net Investment Income     $         --     4,187,802       125,338     1,121,851       266,561        96,272


                                               GROWTH FUND
                                        -------------------------
                                        SIX MONTHS
                                           ENDED      YEAR ENDED
                                         SEPT. 30,     MAR. 31,
                                           2001          2001
--------------------------------------
OPERATIONS
Net investment income (loss)             (2,301,808)     (901,847)
Net realized gain (loss) on
   investments, options and forward
   foreign currency contracts           (27,802,432)   (7,325,577)
Change in net unrealized
   appreciation/depreciation on
   investments,
   options and forward currency
   contracts                            (43,845,184)  (17,677,598)
                                        -------------------------
Net Increase(Decrease) in net assets
   resulting from operations            (73,949,424)  (25,905,022)
                                        -------------------------
CAPITAL CONTRIBUTION FROM ADVISOR                --       622,620
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                            --            --
Net realized gains                               --   (12,565,870)
Distribution from capital contribution           --      (622,620)
                                        -------------------------
Total Distributions                              --   (13,188,490)
                                        -------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS           406,414,906   195,367,557
                                        -------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                               332,465,482   156,896,665
NET ASSETS
Beginning of period                     207,026,972    50,130,307
                                        -------------------------
End of period                           539,492,454   207,026,972
                                        -------------------------
Undistributed Net Investment Income              --            --

                See accompanying Notes to Financial Statements.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

                                      GLOBAL CONVERTIBLE FUND             HIGH YIELD FUND            CONVERTIBLE TECHNOLOGY FUND
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS                       SIX MONTHS                      SIX MONTHS
                                       ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         PERIOD ENDED
                                     SEPT. 30,        MAR. 31,       SEPT. 30,        MAR. 31,       SEPT. 30,         MAR. 31,
                                       2001             2001            2001            2001            2001            2001*
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)        $   157,281        238,959         115,093          80,781          47,480           40,202
Net realized gain (loss) on
   investments, options and
   forward foreign currency
   contracts                           (329,391)       465,908         (45,785)        (20,535)       (218,798)        (147,582)
Change in net unrealized
   appreciation/depreciation
   on investments, options and
   forward currency contracts          (866,294)     (2,494,721)      (194,346)         (3,979)       (219,188)        (843,542)
                                    ---------------------------------------------------------------------------------------------
Net Increase(Decrease) in net
   assets resulting from
   operations                        (1,038,404)     (1,789,854)      (125,038)         56,267        (390,506)        (950,922)
                                    ---------------------------------------------------------------------------------------------
CAPITAL CONTRIBUTION FROM
   ADVISOR                                   --         45,188              --             680              --            1,188

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                  (147,808)      (873,565)       (111,286)        (78,176)        (43,002)         (38,962)
Net realized gains                           --      (1,202,617)            --              --              --               --
Distribution from capital
   contribution                              --        (45,188)             --            (680)             --           (1,188)
                                    ---------------------------------------------------------------------------------------------
Total Distributions                    (147,808)     (2,121,370)      (111,286)        (78,856)        (43,002)         (40,150)
INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                       1,535,427      4,457,253       2,800,253       1,587,130         916,940        3,753,028
                                    ---------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           349,215        591,217       2,563,929       1,565,221         483,432        2,763,144

NET ASSETS
Beginning of period                  14,209,076      13,617,859      2,293,475         728,254       2,763,154               10
                                    ---------------------------------------------------------------------------------------------
End of period                        14,558,291      14,209,076      4,857,404       2,293,475       3,246,586        2,763,154
                                    ---------------------------------------------------------------------------------------------
Undistributed Net Investment
   Income                           $        --        270,106           7,256           3,449           5,718            1,240

 * The Convertible Technology Fund commenced operations on August 24, 2000.

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of seven series, CALAMOS Convertible Fund, CALAMOS Convertible Growth and Income Fund, CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Convertible Fund, CALAMOS High Yield Fund and CALAMOS Convertible Technology Fund (the "Funds"). The Trust currently offers Class A, Class B, Class C and Class I shares of each of the seven series of the Trust. Effective December 1, 2001, Class A, Class B, Class C and Class I shares will no longer be available to new shareholders for the CALAMOS Market Neutral Fund, subject to certain conditions as disclosed in the prospectus.

PORTFOLIO VALUATION - Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Funds have implemented the Guide on fixed income securities, except convertible securities, effective April 1, 2001. The effect of this accounting change is not material to the Funds. The Funds do not amortize premiums on convertible securities. Generally, premiums on convertible securities are attributed to the equity component of the convertible security, which would not be subject to amortization.

FOREIGN CURRENCY TRANSLATION - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange gains of $445,575 and $127,447 incurred respectively by the Convertible Fund and Global Convertible Fund and unrealized foreign exchange losses of $339,682 and $138,425 incurred respectively by the Convertible Fund and Global Convertible Fund are included as a component of net realized foreign exchange gain/loss on investments, options, and forward foreign currency contracts and change in net unrealized appreciation/ depreciation on investments, options, and forward foreign currency contracts, respectively.

FEDERAL INCOME TAXES - No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" and has made such distributions to shareholders as to be relieved of all Federal income taxes.

CAPITAL LOSS CARRYFORWARDS - As of March 31, 2001, CALAMOS High Yield Fund and CALAMOS Convertible Technology Fund had capital loss carryforwards of $24,873 and $17,582, respectively, which if not used will expire in 2009.

DIVIDENDS - Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

ALLOCATION OF EXPENSES BETWEEN CLASSES - Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTION WITH AFFILIATES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Convertible Growth and Income Fund, and Market Neutral Fund are at the annual rate of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets, 0.65% of average net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average daily net assets. The Growth Fund fees are at the annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $500 million of average net assets, and 0.80% of average net assets in excess of $1 billion. The Global Convertible Fund and Convertible Technology Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2002. For the six months ended September 30, 2001, CAM waived or absorbed expenses of $108,788, $104,544, and $93,757 for the, Global Convertible Fund, High Yield Fund and Convertible Technology Fund, respectively.

As Distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and service fee of 0.25% of the average daily net assets of the Fund's Class A shares and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission on certain sales of each Fund's Class A shares. During the six months ended September 30, 2001 CFS received commissions of $18,062, $24,731, $28,354, $92,995, $51, $6,290, and $104, from the sale of shares of Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield, and Convertible Technology, respectively.

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended September 30, 2001, the Convertible Fund,

Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, and Convertible Technology Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $81,546, $60,213, $80,820, $701,985, $2,386, and $586, respectively.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

During the fiscal year ended March 31, 2001, the Funds distributed the appropriate amounts of aggregate ordinary income and capital gain distributions declared by the Board of Trustees. However, individual shareholders did not receive the proper per share amounts. Each Fund will make an additional distribution to any shareholder of the Fund who received less than the shareholder should have received and CAM has agreed to make a capital contribution to such Fund of an equal amount. As of March 31, 2001, the estimated aggregate amounts of such additional distributions were approximately $1,177,844, $246,687, $97,319, $622,620, $45,188, $680 and $1,188 for the
Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Convertible Technology Fund, respectively.

As a result of the incorrect distributions, each Fund may not qualify as a regulated investment company under the Internal Revenue Code, in which case it would be subject to corporate income tax on its net investment income and net realized capital gains. However, the Trust will request the Internal Revenue Service to recognize each Fund's continuing status as a regulated investment company notwithstanding the incorrect distributions. Management and legal counsel to the Trust believe that such request will be successful and the Trust has made no provision for corporate income tax obligations within the financial statements.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations by the Funds for the six months ended September 30, 2001 were as follows:

                                                      CONVERTIBLE        MARKET                         GLOBAL          HIGH
                                      CONVERTIBLE      GROWTH AND       NEUTRAL          GROWTH       CONVERTIBLE      YIELD
                                          FUND        INCOME FUND         FUND            FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
Purchases                             $181,341,672    $120,710,389    $264,989,753    $579,564,026    $6,697,068     $1,599,719
Proceeds from sales                     54,134,119     44,215,286       81,160,640     159,571,080     5,257,884        177,613

                                    CONVERTIBLE
                                    TECHNOLOGY
                                       FUND
----------------------------------  -----------
Purchases                           $1,470,247
Proceeds from sales                    688,695

The following information is based on the cost basis of investments for Federal income tax purposes at September 30, 2001.

                                                  CONVERTIBLE
                                                   GROWTH AND        MARKET                         GLOBAL          HIGH
                                  CONVERTIBLE        INCOME         NEUTRAL          GROWTH       CONVERTIBLE      YIELD
                                      FUND            FUND            FUND            FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------
Cost basis of investments (net
  of short positions)             $395,143,636    $187,850,129    $171,571,153    $568,901,641    $15,055,181    $3,496,763
Gross unrealized appreciation       19,953,806      7,722,722       25,494,995      36,306,542       710,685        161,341
Gross unrealized depreciation       40,151,139     17,172,846       31,502,390      83,712,912     1,292,139        385,667
Net unrealized
  appreciation/(depreciation)      (20,197,333)    (9,450,124)      (6,007,395)    (47,406,370)     (581,454)      (224,326)


                                CONVERTIBLE
                                TECHNOLOGY
                                   FUND
------------------------------  -----------
Cost basis of investments (net
  of short positions)           $3,863,561
Gross unrealized appreciation       58,076
Gross unrealized depreciation    1,120,806
Net unrealized
  appreciation/(depreciation)   (1,062,730)

NOTE 4 - SHORT SALES

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk (i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities). To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the period ended September 30, 2001, the Market Neutral Fund incurred net gains of $5,253,509 on short sales that were classified as net realized gains on investments. No other Fund engaged in short sales during the period ended September 30, 2001.

NOTE 5 - FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may engage in portfolio hedging with respect to change in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at September 30, 2001, was a multinational bank.

As of September 30, 2001 the Convertible Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT        LOCAL         CURRENT      UNREALIZED
                                                                   DATE         CURRENCY         VALUE       GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------
Short Contracts
Euro                                                             10/25/01         9,100,000    $8,279,045    $(332,925)
South Korean Won                                                 10/25/01     2,500,000,000     1,907,175       (6,757)
                                                                                                             ---------
                                                                                                             $(339,682)

As of September 30, 2001 the Global Convertible Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT       LOCAL        CURRENT      UNREALIZED
                                                                   DATE        CURRENCY        VALUE       GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------
Short Contracts
Euro                                                             10/25/01       2,000,000    $1,819,570    $ (62,610)
South Korean Won                                                 10/25/01     235,000,000       179,274         (635)
Swiss Franc                                                      10/25/01       1,100,000       680,934      (41,027)
British Pound Sterling                                           10/25/01         725,000     1,063,875      (34,153)
                                                                                                           ---------
                                                                                                           $(138,425)

NOTE 6 - CALL OPTIONS WRITTEN

Transactions in options written during the six months ended September 30, 2001 were as follows:

                                                                NUMBER OF    PREMIUMS
                                                                CONTRACTS    RECEIVED
--------------------------------------------------------------------------------------
Options outstanding at March 31, 2001                              409       $ 166,380
Options exercised                                                 (409)       (166,380)
                                                                ----------------------
Options outstanding at September 30, 2001                           --       $      --
                                                                ----------------------

NOTE 7 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN

Each Fund earns interest on its average daily balance deposited with its custodian. During the six months ended September 30, 2001, the Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Convertible Technology Fund earned $363,080, $176,307, $959,060, $590,502, $7,941, $7,621, and $3,906,
respectively.

NOTE 8 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

                                               CONVERTIBLE                    CONVERTIBLE GROWTH
SIX MONTHS ENDED SEPTEMBER 30, 2001                FUND                         AND INCOME FUND
-----------------------------------------------------------------------------------------------------
A SHARES                                 SHARES          DOLLARS           SHARES          DOLLARS
                                       --------------------------------------------------------------
Shares Sold                             3,861,500      $ 74,156,176       2,253,198      $ 54,111,093
Shares Issued in reinvestment of
  distributions                            89,220         1,645,502          39,122           893,749
Less Shares Redeemed                     (968,926)      (18,626,513)       (562,374)      (13,262,645)
                                       --------------------------------------------------------------
Increase (Decrease)                     2,981,794      $ 57,175,165       1,729,946      $ 41,742,197
                                       --------------------------------------------------------------
B SHARES                                   SHARES           DOLLARS          SHARES           DOLLARS
                                       --------------------------------------------------------------
Shares Sold                             1,477,122      $ 31,738,738         777,788      $ 20,421,654
Shares Issued in reinvestment of
  distributions                             5,808           121,161           2,401            60,535
Less Shares Redeemed                      (34,757)         (731,293)        (24,826)         (637,797)
                                       --------------------------------------------------------------
Increase (Decrease)                     1,448,173      $ 31,128,606         755,363      $ 19,844,392
                                       --------------------------------------------------------------
C SHARES                                   SHARES           DOLLARS          SHARES           DOLLARS
                                       --------------------------------------------------------------
Shares Sold                             3,291,349      $ 63,910,320       1,089,650      $ 26,291,047
Shares Issued in reinvestment of
  distributions                            33,462           633,159           6,172           145,569
Less Shares Redeemed                     (438,375)       (8,410,450)       (100,005)       (2,381,104)
                                       --------------------------------------------------------------
Increase (Decrease)                     2,886,436      $ 56,133,029         995,817      $ 24,055,512
                                       --------------------------------------------------------------
I SHARES                                   SHARES           DOLLARS          SHARES           DOLLARS
                                       --------------------------------------------------------------
Shares Sold                                98,498      $  1,837,872             208      $      5,001
Shares Issued in reinvestment of
  distributions                             4,589            81,569           1,629            36,718
Less Shares Redeemed                      (54,997)       (1,029,853)             --                --
                                       --------------------------------------------------------------
Increase (Decrease)                        48,090      $    889,588           1,837      $     41,719
                                       --------------------------------------------------------------

                                           MARKET NEUTRAL
SIX MONTHS ENDED SEPTEMBER 30, 2001             FUND
-----------------------------------  ---------------------------
A SHARES                              SHARES          DOLLARS
                                     ---------------------------
Shares Sold                          9,452,929      $128,682,889
Shares Issued in reinvestment of
  distributions                        117,734         1,585,173
Less Shares Redeemed                 (1,156,530)     (15,755,130)
                                     ---------------------------
Increase (Decrease)                  8,414,133      $114,512,932
                                     ---------------------------
B SHARES                                SHARES           DOLLARS
                                     ---------------------------
Shares Sold                          1,264,155      $ 17,767,741
Shares Issued in reinvestment of
  distributions                          5,593            77,661
Less Shares Redeemed                   (30,304)         (425,346)
                                     ---------------------------
Increase (Decrease)                  1,239,444      $ 17,420,056
                                     ---------------------------
C SHARES                                SHARES           DOLLARS
                                     ---------------------------
Shares Sold                          5,076,185      $ 69,923,524
Shares Issued in reinvestment of
  distributions                         18,119           247,078
Less Shares Redeemed                  (125,389)       (1,723,193)
                                     ---------------------------
Increase (Decrease)                  4,968,915      $ 68,447,409
                                     ---------------------------
I SHARES                                SHARES           DOLLARS
                                     ---------------------------
Shares Sold                            140,079      $  1,903,798
Shares Issued in reinvestment of
  distributions                         24,039           321,627
Less Shares Redeemed                  (129,782)       (1,751,367)
                                     ---------------------------
Increase (Decrease)                     34,336      $    474,058
                                     ---------------------------

SIX MONTHS ENDED SEPTEMBER 30,                GROWTH                  GLOBAL CONVERTIBLE             HIGH YIELD
2001                                           FUND                          FUND                       FUND
----------------------------------------------------------------------------------------------------------------------
A SHARES                             SHARES          DOLLARS        SHARES        DOLLARS      SHARES        DOLLARS
                                   -----------------------------------------------------------------------------------
Shares Sold                         9,054,763      $344,179,306     116,570      $  837,265    130,321      $1,264,602
Shares Issued in reinvestment of
  distributions                            --                --      16,117         110,307      8,666          81,255
Less Shares Redeemed               (2,105,911)      (77,587,573)   (110,201)       (764,801)   (14,093)       (134,720)
                                   -----------------------------------------------------------------------------------
Increase (Decrease)                 6,948,852      $266,591,733      22,486      $  182,771    124,894      $1,211,137
                                   -----------------------------------------------------------------------------------
B SHARES                               SHARES           DOLLARS      SHARES         DOLLARS     SHARES         DOLLARS
                                   -----------------------------------------------------------------------------------
Shares Sold                         1,202,065      $ 48,637,862      48,928      $  371,503     89,058      $  871,180
Shares Issued in reinvestment of
  distributions                         1,213            49,789         131             985        310           2,964
Less Shares Redeemed                  (47,254)       (1,719,888)     (4,733)        (36,041)        --              --
                                   -----------------------------------------------------------------------------------
Increase (Decrease)                 1,156,024      $ 46,967,763      44,326      $  336,447     89,368      $  874,144
                                   -----------------------------------------------------------------------------------
C SHARES                               SHARES           DOLLARS      SHARES         DOLLARS     SHARES         DOLLARS
                                   -----------------------------------------------------------------------------------
Shares Sold                         2,694,940      $101,410,342     167,387      $1,203,816     93,821      $  930,491
Shares Issued in reinvestment of
  distributions                         3,299           126,046       2,330          16,617        191           1,831
Less Shares Redeemed                 (251,412)       (8,893,031)    (31,434)       (214,823)   (22,002)       (217,350)
                                   -----------------------------------------------------------------------------------
Increase (Decrease)                 2,446,827      $ 92,643,357     138,283      $1,005,610     72,010      $  714,972
                                   -----------------------------------------------------------------------------------
I SHARES                               SHARES           DOLLARS      SHARES         DOLLARS     SHARES         DOLLARS
                                   -----------------------------------------------------------------------------------
Shares Sold                               856      $     36,030         348      $    2,500         --              --
Shares Issued in reinvestment of
  distributions                         4,347           176,023       1,191           8,099         --              --
Less Shares Redeemed                       --                --          --              --         --              --
                                   -----------------------------------------------------------------------------------
Increase (Decrease)                     5,203      $    212,053       1,539      $   10,599         --              --
                                   -----------------------------------------------------------------------------------

SIX MONTHS ENDED SEPTEMBER 30,      CONVERTIBLE TECHNOLOGY
2001                                         FUND
---------------------------------  -------------------------
A SHARES                           SHARES           DOLLARS
                                   -------------------------
Shares Sold                        102,526         $ 768,474
Shares Issued in reinvestment of
  distributions                      3,966            26,363
Less Shares Redeemed               (26,237)         (203,841)
                                   -------------------------
Increase (Decrease)                 80,255         $ 590,996
                                   -------------------------
B SHARES                            SHARES           DOLLARS
                                   -------------------------
Shares Sold                         27,340         $ 192,436
Shares Issued in reinvestment of
  distributions                        783             5,079
Less Shares Redeemed                (1,696)          (11,412)
                                   -------------------------
Increase (Decrease)                 26,427         $ 186,103
                                   -------------------------
C SHARES                            SHARES           DOLLARS
                                   -------------------------
Shares Sold                         20,274         $ 146,972
Shares Issued in reinvestment of
  distributions                        754             5,070
Less Shares Redeemed                (1,734)          (12,201)
                                   -------------------------
Increase (Decrease)                 19,294         $ 139,841
                                   -------------------------
I SHARES                            SHARES           DOLLARS
                                   -------------------------
Shares Sold                             --                --
Shares Issued in reinvestment of
  distributions                         --                --
Less Shares Redeemed                    --                --
                                   -------------------------
Increase (Decrease)                     --                --
                                   -------------------------

                                         CONVERTIBLE                    CONVERTIBLE GROWTH                  MARKET NEUTRAL
YEAR ENDED MARCH 31, 2001                    FUND                         AND INCOME FUND                        FUND
---------------------------------------------------------------------------------------------------------------------------------
A SHARES                           SHARES          DOLLARS           SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------------------------------------------------------------------------------------------
Shares Sold                       3,394,154      $ 70,995,704       2,258,489      $ 57,154,627       5,182,753      $ 69,371,132
Shares Issued in reinvestment
  of distributions                  680,794        13,957,861         249,444         6,374,832         179,069         2,367,628
Less Shares Redeemed             (1,066,314)      (22,203,147)       (573,523)      (14,276,272)       (923,726)      (12,271,610)
                                 ------------------------------------------------------------------------------------------------
Increase (Decrease)               3,008,634      $ 62,750,418       1,934,410      $ 49,253,187       4,438,096      $ 59,467,150
                                 ------------------------------------------------------------------------------------------------
B SHARES                             SHARES           DOLLARS          SHARES           DOLLARS          SHARES           DOLLARS
                                 ------------------------------------------------------------------------------------------------
Shares Sold                         641,167      $ 14,237,253         232,931      $  6,251,862         153,094      $  2,098,463
Shares Issued in reinvestment
  of distributions                    2,401            52,670             611            15,799             604             8,280
Less Shares Redeemed                 (5,128)         (112,156)         (1,915)          (50,646)           (774)          (10,719)
                                 ------------------------------------------------------------------------------------------------
Increase (Decrease)                 638,440      $ 14,177,767         231,627      $  6,217,015         152,924      $  2,096,024
                                 ------------------------------------------------------------------------------------------------
C SHARES                             SHARES           DOLLARS          SHARES           DOLLARS          SHARES           DOLLARS
                                 ------------------------------------------------------------------------------------------------
Shares Sold                       2,524,109      $ 53,041,478         803,453      $ 20,313,371         989,713      $ 13,316,231
Shares Issued in reinvestment
  of distributions                  405,183         8,302,527          39,110         1,002,166          11,678           155,844
Less Shares Redeemed               (438,380)       (9,157,516)        (67,616)       (1,696,656)        (22,162)         (297,526)
                                 ------------------------------------------------------------------------------------------------
Increase (Decrease)               2,490,912      $ 52,186,489         774,947      $ 19,618,881         979,229      $ 13,174,549
                                 ------------------------------------------------------------------------------------------------
I SHARES                             SHARES           DOLLARS          SHARES           DOLLARS          SHARES           DOLLARS
                                 ------------------------------------------------------------------------------------------------
Shares Sold                         395,499      $  7,979,267             650      $     17,000       1,647,190      $ 21,797,676
Shares Issued in reinvestment
  of distributions                   47,989           954,180          17,966           455,017          63,604           838,108
Less Shares Redeemed               (470,450)      (10,279,930)        (11,256)         (275,000)       (151,727)       (2,002,075)
                                 ------------------------------------------------------------------------------------------------
Increase (Decrease)                 (26,962)     $ (1,346,483)          7,360      $    197,017       1,559,067      $ 20,633,709
                                 ------------------------------------------------------------------------------------------------

                                                GROWTH                  GLOBAL CONVERTIBLE
YEAR ENDED MARCH 31, 2001                        FUND                          FUND
----------------------------------------------------------------------------------------------
A SHARES                               SHARES          DOLLARS        SHARES         DOLLARS
                                     ---------------------------------------------------------
Shares Sold                           4,033,684      $172,854,766     406,120      $ 3,506,199
Shares Issued in reinvestment of
  distributions                         205,967         8,866,882     200,212        1,582,138
Less Shares Redeemed                 (1,283,116)      (53,762,144)   (296,424)      (2,404,818)
                                     ---------------------------------------------------------
Increase (Decrease)                   2,956,535      $127,959,504     309,908      $ 2,683,519
                                     ---------------------------------------------------------
B SHARES                                 SHARES           DOLLARS      SHARES          DOLLARS
                                     ---------------------------------------------------------
Shares Sold                             184,676      $  7,792,456       3,594      $    29,755
Shares Issued in reinvestment of
  distributions                             383            17,628          83              667
Less Shares Redeemed                     (3,626)         (144,473)         --               --
                                     ---------------------------------------------------------
Increase (Decrease)                     181,433      $  7,665,611       3,677      $    30,422
                                     ---------------------------------------------------------
C SHARES                                 SHARES           DOLLARS      SHARES          DOLLARS
                                     ---------------------------------------------------------
Shares Sold                           1,477,160      $ 62,419,936     188,830      $ 1,632,164
Shares Issued in reinvestment of
  distributions                          52,060         2,227,651      28,714          226,942
Less Shares Redeemed                   (227,962)       (9,466,912)    (27,112)        (218,761)
                                     ---------------------------------------------------------
Increase (Decrease)                   1,301,258      $ 55,180,675     190,432      $ 1,640,345
                                     ---------------------------------------------------------
I SHARES                                 SHARES           DOLLARS      SHARES          DOLLARS
                                     ---------------------------------------------------------
Shares Sold                             105,774      $  5,001,750         956      $     8,000
Shares Issued in reinvestment of
  distributions                          13,592           612,864      12,049           94,964
Less Shares Redeemed                    (20,039)       (1,052,847)         --               --
                                     ---------------------------------------------------------
Increase (Decrease)                      99,327      $  4,561,767      13,005      $   102,964
                                     ---------------------------------------------------------

                                           HIGH YIELD            CONVERTIBLE TECHNOLOGY
YEAR ENDED MARCH 31, 2001                     FUND                       FUND
-----------------------------------  --------------------------------------------------
A SHARES                             SHARES        DOLLARS      SHARES        DOLLARS
                                     --------------------------------------------------
Shares Sold                          150,993      $1,466,338    274,991      $2,531,477
Shares Issued in reinvestment of
  distributions                        8,142          77,523      2,941          22,031
Less Shares Redeemed                    (764)         (7,368)   (49,803)       (400,823)
                                     --------------------------------------------------
Increase (Decrease)                  158,371      $1,536,493    228,129      $2,152,685
                                     --------------------------------------------------
B SHARES                              SHARES         DOLLARS     SHARES         DOLLARS
                                     --------------------------------------------------
Shares Sold                            4,083      $   40,093     76,614      $  754,524
Shares Issued in reinvestment of
  distributions                           27             262        951           7,135
Less Shares Redeemed                      --              --        (85)           (665)
                                     --------------------------------------------------
Increase (Decrease)                    4,110      $   40,355     77,480      $  760,994
                                     --------------------------------------------------
C SHARES                              SHARES         DOLLARS     SHARES         DOLLARS
                                     --------------------------------------------------
Shares Sold                            1,065      $   10,093     97,324      $  929,258
Shares Issued in reinvestment of
  distributions                           19             189      1,048           7,867
Less Shares Redeemed                      --              --    (12,424)        (97,776)
                                     --------------------------------------------------
Increase (Decrease)                    1,084      $   10,282     85,948      $  839,349
                                     --------------------------------------------------
I SHARES                              SHARES         DOLLARS     SHARES         DOLLARS
                                     --------------------------------------------------
Shares Sold                               --              --         --              --
Shares Issued in reinvestment of
  distributions                           --              --         --              --
Less Shares Redeemed                      --              --         --              --
                                     --------------------------------------------------
Increase (Decrease)                       --              --         --              --
                                     --------------------------------------------------

CONVERTIBLE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                    CLASS A                                       CLASS B
                                        ---------------------------------------------------------------    ----------------------
                                                                                                                        SEPT. 11,
                                        SIX MONTHS                                                         SIX MONTHS     2000
                                          ENDED                                                              ENDED       THROUGH
                                        SEPT. 30,                   YEAR ENDED MARCH 31,                   SEPT. 30,    MARCH 31,
                                        -----------------------------------------------------------------------------------------
                                           2001         2001       2000      1999      1998      1997         2001        2001
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of period     $  19.14     $  22.74   $  17.14   $ 17.43   $ 14.68   $ 14.49     $ 21.35      $ 23.03
Income from investment operations:
  Net investment income                      0.35         0.51       0.43      0.41      0.49      0.36        0.19         0.15
  Net realized and unrealized gain
    (loss) on investments                   (1.35)       (1.14)      5.98      0.09      3.92      1.39       (1.39)       (1.56)
                                        -----------------------------------------------------------------------------------------
    Total from investment operations        (1.00)       (0.63)      6.41      0.50      4.41      1.75       (1.20)       (1.41)
                                        -----------------------------------------------------------------------------------------
Capital contribution from Advisor              --         0.03         --        --        --        --          --         2.61
Less distributions:
  Dividends from net investment
    income                                  (0.25)       (0.56)     (0.44)    (0.41)    (0.61)    (0.45)      (0.18)       (0.17)
  Dividends from net realized
    capital gains                              --        (2.41)     (0.37)    (0.38)    (0.95)    (1.11)         --        (0.10)
  Distributions paid from capital              --           --         --        --     (0.10)       --          --           --
  Distributions from capital
    contributions                              --        (0.03)        --        --        --        --          --        (2.61)
                                        -----------------------------------------------------------------------------------------
    Total distributions                     (0.25)       (3.00)     (0.81)    (0.79)    (1.66)    (1.56)      (0.18)       (2.88)
                                        -----------------------------------------------------------------------------------------
Net assets value, end of period          $  17.89     $  19.14   $  22.74   $ 17.14   $ 17.43   $ 14.68     $ 19.97      $ 21.35
                                        =========================================================================================
Total Return(a)(b)                          (5.2%)       (3.2%)     38.1%      3.2%     31.4%     12.9%       (5.6%)        5.3%
Ratios and supplemental data:
  Net assets, end of period (000)        $186,279     $142,293   $100,589   $67,456   $62,157   $35,950     $41,660      $13,628
  Ratio of expenses to average net
    assets(c)                                1.3%*        1.2%       1.4%      1.4%      1.4%      1.5%        2.0%*        1.9%*
  Ratio of net investment income to
    average net assets                       2.8%*        2.5%       2.3%      2.6%      3.3%      2.8%        2.1%*        1.8%*
                                        -----------------------------------------------------------------------------------------

                                        SIX MONTHS
                                          ENDED
                                        SEPT. 30,                   YEAR ENDED MARCH 31,
                                        ---------------------------------------------------------------
                                           2001         2001       2000      1999      1998      1997
                                        ---------------------------------------------------------------
Portfolio turnover rate                     32.7%*       92.6%      90.9%     78.2%     76.0%     52.3%
                                        ---------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -3.4%, -6.2%, -4.0%, and -3.1% for Class A, Class B, Class C and Class I shares, respectively.
(c)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to .01%, .76%, and .11% of average net assets for Class A, Class B and Class C shares, respectively.
 * Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                            CLASS C                               CLASS I
                                 -------------------------------------------------------------   ---------
                                    SIX                                               JULY 5        SIX
                                  MONTHS                                               1996       MONTHS
                                   ENDED                                              THROUGH      ENDED
                                 SEPT. 30,           YEAR ENDED MARCH 31,            MARCH 31,   SEPT. 30,
                                 -------------------------------------------------------------------------
                                   2001       2001      2000      1999      1998       1997        2001
                                 -------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  19.23    $ 22.62   $ 17.07   $ 17.38   $ 14.63    $13.87      $ 18.44
Income from investment
  operations:
  Net investment income              0.29       0.34      0.35      0.31      0.40      0.30         0.31
  Net realized and unrealized
    gain (loss) on investments      (1.36)     (1.12)     5.93      0.11      3.92      1.21        (1.26)
                                 -------------------------------------------------------------------------
    Total from investment
      operations                    (1.07)     (0.78)     6.28      0.42      4.32      1.51        (0.95)
                                 -------------------------------------------------------------------------
Capital contribution from
  Advisor                              --       0.18                                                   --
Less distributions:
  Dividends from net investment
    income                          (0.17)     (0.34)    (0.36)    (0.35)    (0.52)    (0.25)       (0.28)
  Dividends from net realized
    capital gains                      --      (2.27)    (0.37)    (0.38)    (0.95)    (0.50)          --
  Distributions paid from
    capital                            --         --                  --     (0.10)       --           --
  Distributions from capital
    contributions                      --      (0.18)                 --        --        --           --
                                 -------------------------------------------------------------------------
    Total distributions             (0.17)     (2.79)    (0.73)    (0.73)    (1.57)    (0.75)       (0.28)
                                 -------------------------------------------------------------------------
Net assets value, end of period  $  17.99    $ 19.23   $ 22.62   $ 17.07   $ 17.38    $14.63      $ 17.21
                                 =========================================================================
Total Return(a)(b)                  (5.6%)     (3.1%)    37.4%      2.7%     30.8%     11.1%        (5.2%)
Ratios and supplemental data:
  Net assets, end of period
    (000)                        $143,374    $97,784   $58,679   $30,843   $14,358    $3,094      $28,893
  Ratio of expenses to average
    net assets(c)                    2.0%*      1.9%      1.9%      1.9%      2.0%      2.0%*        1.0%*
  Ratio of net investment
    income to average net
    assets                           2.1%*      1.8%      1.8%      2.1%      3.0%      2.7%*        3.1%*
                                 -------------------------------------------------------------------------

                                                 CLASS I
                                 ----------------------------------------
                                                                JUN. 25,
                                                                  1997
                                                                 THROUGH
                                     YEAR ENDED MARCH 31,       MARCH 31,
                                 ----------------------------------------
                                  2001       2000      1999       1998
                                 ----------------------------------------
Net asset value, beginning of
  period                         $ 22.82    $ 17.21   $ 17.47    $ 15.88
Income from investment
  operations:
  Net investment income             0.59       0.55      0.50       0.37
  Net realized and unrealized
    gain (loss) on investments     (1.12)      5.98      0.09       2.49
                                 ----------------------------------------
    Total from investment
      operations                   (0.53)      6.53      0.59       2.86
                                 ----------------------------------------
Capital contribution from
  Advisor                           0.00**
Less distributions:
  Dividends from net investment
    income                         (0.67)     (0.55)    (0.47)     (0.54)
  Dividends from net realized
    capital gains                  (3.18)     (0.37)    (0.38)     (0.63)
  Distributions paid from
    capital                           --         --        --      (0.10)
  Distributions from capital
    contributions                  (0.00)**      --        --         --
                                 ----------------------------------------
    Total distributions            (3.85)     (0.92)    (0.85)     (1.27)
                                 ----------------------------------------
Net assets value, end of period  $ 18.44    $ 22.82   $ 17.21    $ 17.47
                                 ========================================
Total Return(a)(b)                 (3.1%)     38.8%      3.7%      18.8%
Ratios and supplemental data:
  Net assets, end of period
    (000)                        $30,069    $37,827   $34,725    $35,951
  Ratio of expenses to average
    net assets(c)                   0.9%       0.9%      0.9%       0.9%*
  Ratio of net investment
    income to average net
    assets                          2.8%       2.8%      3.1%       2.9%*
                                 ----------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -3.4%, -6.2%, -4.0%, and -3.1% for Class A, Class B, Class C and Class I shares, respectively.
(c)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to .01%, .76%, and .11% of average net assets for Class A, Class B and Class C shares, respectively.
 * Annualized.
** Amounts are less than $0.01 per share.

CONVERTIBLE GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                  CLASS A                                         CLASS B
                                      ----------------------------------------------------------------    -----------------------
                                                                                                                        SEPT. 11,
                                      SIX MONTHS                                                          SIX MONTHS      2000
                                        ENDED                                                               ENDED        THROUGH
                                      SEPT. 30,                    YEAR ENDED MARCH 31,                   SEPT. 30,     MARCH 31,
                                      -------------------------------------------------------------------------------------------
                                         2001        2001       2000       1999       1998       1997        2001         2001
                                      -------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  23.26     $ 28.29    $ 18.22    $ 18.59    $ 15.52    $15.62     $ 25.57       $28.43
Income from investment operations:
  Net investment income                    0.27        0.61       0.40       0.39       0.34      0.34        0.16         0.13
  Net realized and unrealized gain
    (loss) on investments                 (1.00)      (2.29)     10.34       0.79       5.14      1.52       (1.06)       (2.77)
                                      -------------------------------------------------------------------------------------------
    Total from investment
      operations                          (0.73)      (1.68)     10.74       1.18       5.48      1.86       (0.90)       (2.64)
                                      -------------------------------------------------------------------------------------------
Capital contribution from Advisor            --          --         --         --         --        --                     2.91
Less distributions:
  Dividends from net investment
    income                                (0.26)      (0.62)     (0.39)     (0.39)     (0.41)    (0.28)      (0.18)       (0.12)
  Dividends from net realized
    capital gains                            --       (2.73)     (0.28)     (1.16)     (2.00)    (1.68)         --        (0.10)
  Distributions from capital
    contributions                            --          --         --         --         --        --          --        (2.91)
                                      -------------------------------------------------------------------------------------------
    Total distributions                   (0.26)      (3.35)     (0.67)     (1.55)     (2.41)    (1.96)      (0.18)       (3.13)
                                      -------------------------------------------------------------------------------------------
Net assets value, end of period        $  22.27     $ 23.26    $ 28.29    $ 18.22    $ 18.59    $15.52     $ 24.49       $25.57
                                      ===========================================================================================
Total Return(a)(c)                        (3.2%)      (6.8%)     59.8%       6.9%      37.8%     12.9%       (3.5%)        1.0%
Ratios and supplemental data:
  Net assets, end of period (000)      $117,398     $82,362    $45,440    $18,981    $13,119    $8,408     $24,175       $5,923
  Ratio of expenses to average net
    assets(b)(d)                           1.3%*       1.4%       1.7%       2.0%       2.0%      2.0%        2.1%*        2.1%*
  Ratio of net investment income
    to average net assets(b)               2.5%*       2.6%       1.8%       2.3%       2.0%      2.4%        1.7%*        1.8%*
                                      -------------------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED
                                      SEPT. 30,                    YEAR ENDED MARCH 31,
                                      ----------------------------------------------------------------
                                         2001        2001       2000       1999       1998       1997
                                      ----------------------------------------------------------------
Portfolio turnover rate                   58.8%*      81.6%     116.5%      87.5%     115.5%     91.5%
                                      ----------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of normal operating expenses by the Adviser equivalent to 0.0%, 0.0%, 0.0%, 0.0%, 0.0%, and 0.1% of average net assets, respectively for A shares, and 0.0%, 0.0%, 0.0%, 0.0%, 0.0%, and 0.6%
   * of average net assets, respectively for C shares.
(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -6.8%, -9.3%, -7.5%, and -6.6% for Class A, Class B, Class C and Class I shares, respectively.
(d)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to .20% and .21% of average net assets for Class B and Class C shares, respectively.
 * Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                              CLASS C                                CLASS I
                                   --------------------------------------------------------------   ----------
                                                                                         AUG. 5,
                                   SIX MONTHS                                             1996      SIX MONTHS
                                     ENDED                                               THROUGH      ENDED
                                   SEPT. 30,            YEAR ENDED MARCH 31,            MARCH 31,   SEPT. 30,
                                   ---------------------------------------------------------------------------
                                      2001       2001       2000      1999      1998      1997         2001
                                   ---------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 23.47     $ 27.99    $18.07    $18.48    $15.50    $14.52       $22.87
Income from investment
  operations:
  Net investment income                0.16        0.37      0.33      0.28      0.26      0.26         0.32
  Net realized and unrealized
    gain (loss) on investments        (0.98)      (2.25)    10.18      0.82      5.11      1.30        (1.00)
                                   ---------------------------------------------------------------------------
    Total from investment
      operations                      (0.82)      (1.88)    10.51      1.10      5.37      1.56        (0.68)
                                   ---------------------------------------------------------------------------
Capital contribution from Advisor        --        0.42        --        --        --        --           --
Less distributions:
  Dividends from net investment
    income                            (0.16)      (0.35)    (0.31)    (0.34)    (0.39)    (0.25)       (0.30)
  Dividends from net realized
    capital gains                        --       (2.29)    (0.28)    (1.17)    (0.20)    (0.33)          --
  Distributions from capital
    contributions                        --       (0.42)       --        --        --        --           --
                                   ---------------------------------------------------------------------------
    Total distributions               (0.16)      (3.06)    (0.59)    (1.51)    (2.39)    (0.58)       (0.30)
                                   ---------------------------------------------------------------------------
Net assets value, end of period     $ 22.49     $ 23.47    $27.99    $18.07    $18.48    $15.50       $21.89
                                   ===========================================================================
Total Return(a)(c)                    (3.5%)      (5.8%)    58.9%      6.5%     37.1%     10.8%        (3.0%)
Ratios and supplemental data:
  Net assets, end of period (000)   $45,687     $24,311    $7,302    $2,676    $1,379    $  330       $2,642
  Ratio of expenses to average
    net assets(b)(d)                   2.1%*       2.1%      2.2%      2.4%      2.5%      2.5%*        1.1%*
  Ratio of net investment income
    to average net assets(b)           1.7%*       1.8%      1.3%      1.9%      1.5%      2.4%*        2.7%*
                                   ---------------------------------------------------------------------------

                                                  CLASS I
                                   --------------------------------------
                                                                SEPT. 18,
                                                                  1997
                                                                 THROUGH
                                      YEAR ENDED MARCH 31,      MARCH 31,
                                   --------------------------------------
                                    2001      2000      1999      1998
                                   --------------------------------------
Net asset value, beginning of
  period                           $28.44    $18.30    $18.61    $17.96
Income from investment
  operations:
  Net investment income              0.73      0.51      0.54      0.22
  Net realized and unrealized
    gain (loss) on investments      (2.32)    10.38      0.75      2.14
                                   --------------------------------------
    Total from investment
      operations                    (1.59)    10.89      1.29      2.36
                                   --------------------------------------
Capital contribution from Advisor    0.00**
Less distributions:
  Dividends from net investment
    income                          (0.76)    (0.47)    (0.43)    (0.38)
  Dividends from net realized
    capital gains                   (3.22)    (0.28)    (1.17)    (1.33)
  Distributions from capital
    contributions                   (0.00)**     --        --        --
                                   --------------------------------------
    Total distributions             (3.98)    (0.75)    (1.60)    (1.71)
                                   --------------------------------------
Net assets value, end of period    $22.87    $28.44    $18.30    $18.61
                                   ======================================
Total Return(a)(c)                  (6.6%)    60.5%      7.5%     14.4%
Ratios and supplemental data:
  Net assets, end of period (000)  $2,719    $3,171    $1,976    $1,838
  Ratio of expenses to average
    net assets(b)(d)                 1.1%      1.2%      1.3%      1.5%*
  Ratio of net investment income
    to average net assets(b)         2.8%      2.3%      2.9%      2.4%*
                                   --------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of normal operating expenses by the Adviser equivalent to 0.0%, 0.0%, 0.0%, 0.0%, 0.0%, and 0.1% of average net assets, respectively for A shares, and 0.0%, 0.0%, 0.0%, 0.0%, 0.0%, and 0.6%
   * of average net assets, respectively for C shares.
(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -6.8%, -9.3% -7.5%, and -6.6% for Class A, Class B, Class C and Class I shares, respectively.
(d)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to .20% and .21% of average net assets for Class B and Class C shares, respectively.
 * Annualized.
** Amounts are less than $0.01 per share.

MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                   CLASS A                                        CLASS B
                                        --------------------------------------------------------------    -----------------------
                                                                                                                        SEPT. 11,
                                        SIX MONTHS                                                        SIX MONTHS      2000
                                          ENDED                                                             ENDED        THROUGH
                                        SEPT. 30,                   YEAR ENDED MARCH 31,                  SEPT. 30,     MARCH 31,
                                        -----------------------------------------------------------------------------------------
                                           2001        2001       2000       1999      1998      1997        2001         2001
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of period     $  13.34     $ 13.00    $ 11.72    $11.91    $10.81    $11.07     $ 13.78       $13.63
Income from investment operations:
  Net investment income                      0.19        0.51       0.41      0.32      0.50      0.50        0.15         0.14
  Net realized and unrealized gain
    (loss) on investments                    0.10        0.58       1.54      0.67      1.19      0.29        0.10         0.16
                                        -----------------------------------------------------------------------------------------
    Total from investment operations         0.29        1.09       1.95      0.99      1.69      0.79        0.25         0.30
                                        -----------------------------------------------------------------------------------------
Capital contribution from Advisor              --        0.01         --        --        --        --          --         0.51
Less distributions:
  Dividends from net investment
    income                                  (0.19)      (0.51)     (0.41)    (0.32)    (0.55)    (0.68)      (0.16)       (0.14)
  Dividends from net realized
    capital gains                              --       (0.24)     (0.26)    (0.86)    (0.04)    (0.37)         --        (0.01)
  Distributions from capital
    contributions                              --       (0.01)        --        --        --        --          --        (0.51)
                                        -----------------------------------------------------------------------------------------
    Total distributions                     (0.19)      (0.76)     (0.67)    (1.18)    (0.59)    (1.06)      (0.16)       (0.66)
                                        -----------------------------------------------------------------------------------------
Net assets value, end of period          $  13.44     $ 13.34    $ 13.00    $11.72    $11.91    $10.81     $ 13.87       $13.78
                                        =========================================================================================
Total Return(a)(d)                           2.2%        8.6%      17.1%      8.7%     15.7%      7.4%        1.8%         6.0%
Ratios and supplemental data:
  Net assets, end of period (000)        $187,453     $73,817    $14,224    $2,089    $1,123    $1,317     $19,312       $2,108
  Ratio of expenses to average net
    assets(b)(c)                             1.3%*       1.5%       2.0%      2.1%      2.1%      2.1%        2.1%*        2.3%*
  Ratio of net investment income to
    average net assets(b)                    3.6%*       5.0%       3.9%      3.1%      3.9%      4.3%        2.8%*        4.3%*
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                        SEPT. 30,                   YEAR ENDED MARCH 31,
                                        --------------------------------------------------------------
                                           2001        2001       2000       1999      1998      1997
                                        --------------------------------------------------------------
Portfolio turnover rate                    391.4%*     264.9%     266.0%    192.9%    398.2%    152.5%
                                        --------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of normal operating expenses by the Adviser equivalent to 0.0%, 0.0%, 2.9%, 4.3%, 4.1%, and 3.0%, of average net assets, respectively for Class A and 0.0%, 0.0% and 1.5% of average net assets, respectively for Class C.
(c)Includes 0.1%, 0.1%, 0.1%, 0.1%, 0.1%, and 0.1%, respectively, related to dividend expense on short positions.
(d)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2%, 7.8% and 9.1%, for Class A, Class B, Class C and Class I shares, respectively.
 * Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                            CLASS C                             CLASS I
                                                              ------------------------------------      -----------------------
                                                                                         FEB. 16,                      MAY 10,
                                                              SIX MONTHS      YEAR         2000         SIX MONTHS      2000
                                                                ENDED         ENDED       THROUGH         ENDED        THROUGH
                                                              SEPT. 30,     MARCH 31,    MARCH 31,      SEPT. 30,     MARCH 31,
                                                              -----------------------------------------------------------------
                                                                 2001         2001         2000            2001         2001
                                                              -----------------------------------------------------------------
Net asset value, beginning of period                           $ 13.50       $ 13.01      $12.82         $ 13.25       $ 12.97
Income from investment operations:
  Net investment income                                           0.12          0.46        0.04            0.26          0.58
  Net realized and unrealized gain (loss) on investments          0.12          0.54        0.22            0.05          0.58
                                                              -----------------------------------------------------------------
    Total from investment operations                              0.24          1.00        0.26            0.31          1.16
                                                              -----------------------------------------------------------------
Capital contribution from Advisor                                   --          0.18          --              --            --
Less distributions:
  Dividends from net investment income                           (0.15)        (0.37)      (0.07)          (0.21)        (0.59)
  Dividends from net realized capital gains                         --         (0.14)         --              --         (0.29)
  Distributions from capital contributions                          --         (0.18)         --              --            --
                                                              -----------------------------------------------------------------
    Total distributions                                          (0.15)        (0.69)      (0.07)          (0.21)        (0.88)
                                                              -----------------------------------------------------------------
Net assets value, end of period                                $ 13.59       $ 13.50      $13.01         $ 13.35       $ 13.25
                                                              =================================================================
Total Return(a)(d)                                                1.8%          9.3%        2.0%            2.3%          9.1%
Ratios and supplemental data:
  Net assets, end of period (000)                              $81,068       $13,438      $  207         $21,268       $20,665
  Ratio of expenses to average net assets(b)(c)(e)                2.1%*         2.3%        2.5%*           1.0%*         1.3%*
  Ratio of net investment income to average net assets(b)         2.8%*         4.3%        3.2%*           3.9%*         5.3%*
                                                              -----------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of normal operating expenses by the Adviser equivalent to 0.0%, 0.0%, 2.9%, 4.3%, 4.1%, and 3.0%, of average net assets, respectively for Class A and 0.0%, 0.0% and 1.5% of average net assets, respectively for Class C.
(c)Includes 0.1%, 0.1%, 0.1%, 0.1%, 0.1%, and 0.1%, respectively, related to dividend expense on short positions.
(d)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2%, 7.8% and 9.1%, for Class A, Class B, Class C and Class I shares, respectively.
(e)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to .02% of average net assets for Class C.
 * Annualized.

GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                  CLASS A                                         CLASS B
                                     -----------------------------------------------------------------    -----------------------
                                                                                                                        SEPT. 11,
                                     SIX MONTHS                                                           SIX MONTHS      2000
                                       ENDED                                                                ENDED        THROUGH
                                     SEPT. 30,                    YEAR ENDED MARCH 31,                    SEPT. 30,     MARCH 31,
                                     --------------------------------------------------------------------------------------------
                                        2001         2001       2000       1999       1998       1997        2001         2001
                                     --------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  37.04     $  48.17    $ 23.51    $ 20.06    $ 17.04    $15.74     $ 39.45       $ 50.67
Income from investment
  operations:
  Net investment income                   0.03        (0.27)**   (0.56)     (0.30)     (0.01)    (0.09)      (0.11)        (0.31)**
  Net realized and unrealized
    gain (loss) on investments           (3.73)       (5.87)     28.35       3.75       8.53      3.14       (3.96)       (10.02)
                                     --------------------------------------------------------------------------------------------
    Total from investment
      operations                         (3.70)       (6.14)     27.79       3.45       8.52      3.05       (4.07)       (10.33)
                                     --------------------------------------------------------------------------------------------
Capital contribution from Advisor           --           --         --         --         --        --          --          3.77
Less distributions:
  Dividends from net investment
    income                                  --           --         --         --         --        --          --            --
  Dividends from net realized
    capital gains                           --        (4.99)     (3.13)        --      (5.32)    (1.75)         --         (0.89)
  Distributions paid from capital           --           --         --         --      (0.18)       --          --            --
  Distributions from capital
    contributions                           --           --         --         --         --        --          --         (3.77)
                                     --------------------------------------------------------------------------------------------
    Total distributions                     --        (4.99)     (3.13)        --      (5.50)    (1.75)         --         (4.66)
                                     --------------------------------------------------------------------------------------------
Net assets value, end of period       $  33.34     $  37.04    $ 48.17    $ 23.51    $ 20.06    $17.04     $ 35.38       $ 39.45
                                     ============================================================================================
Total Return(a)(c)                      (10.0%)      (14.2%)    123.4%      17.2%      54.0%     19.1%      (10.3%)       (13.0%)
Ratios and supplemental data:
  Net assets, end of period (000)     $358,011     $140,353    $40,102    $13,553    $10,374    $6,635     $47,322       $ 7,158
  Ratio of expenses to average
    net assets(b)(d)                      1.5%*        1.5%       2.0%       2.0%       2.0%      2.0%        2.3%*         2.2%*
  Ratio of net investment income
    to average net assets(b)             (0.9%)*      (0.7%)     (1.7%)     (1.6%)     (1.5%)    (1.3%)      (1.7%)*       (1.4%)*
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                     SEPT. 30,                    YEAR ENDED MARCH 31,
                                     -----------------------------------------------------------------
                                        2001         2001       2000       1999       1998       1997
                                     -----------------------------------------------------------------
Portfolio turnover rate                  85.3%*       90.9%     175.3%     184.3%     206.1%    173.9%
                                     -----------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of normal operating expenses by the Adviser equivalent to 0.0%, 0.0%, 0.4%, 0.4%, 0.3%, and 0.7%, of average net assets, respectively for A shares, 0.0%, 0.0%, 0.5%, 0.5%, 0.4%, and 0.6%* of average net assets, respectively for C shares and 0.0%, 0.0%, 0.4%, 0.3%, and 0.3%* of the average net assets, respectively for I shares.
(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -14.2%, -20.6%, -14.8%, and -13.9% for Class A, Class B, Class C and Class I shares, respectively.
(d)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to 1.17%, .30% and .64% of average net assets for Class B, Class C and Class I shares, respectively.
 * Annualized.
** Net investment income allocated based on average shares method.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                             CLASS C                              CLASS I
                                    ----------------------------------------------------------   ---------
                                                                                     SEPT. 3,
                                       SIX                                             1996         SIX
                                     MONTHS                                           THROUGH     MONTHS
                                      ENDED                                          MARCH 31,     ENDED
                                    SEPT. 30,          YEAR ENDED MARCH 31,            1997      SEPT. 30,
                                    ----------------------------------------------------------------------
                                      2001       2001      2000     1999     1998      1997        2001
                                    ----------------------------------------------------------------------
Net asset value, beginning of
  period                            $  36.72    $ 47.16   $23.18   $19.85   $16.98    $17.63      $38.83
Income from investment operations:
  Net investment income                (0.05)     (0.56)**  (1.55)  (0.11)   (0.13)    (0.07)      (0.10)
  Net realized and unrealized gain
    (loss) on investments              (3.74)     (5.82)   28.66     3.44     8.50      1.07       (3.73)
                                    ----------------------------------------------------------------------
    Total from investment
      operations                       (3.79)     (6.38)   27.11     3.33     8.37      1.00       (3.83)
                                    ----------------------------------------------------------------------
Capital contribution from Advisor         --       0.61       --       --       --        --          --
Less distributions:
  Dividends from net investment
    income                                --         --       --       --    (5.32)    (1.65)         --
  Dividends from net realized
    capital gains                         --      (4.06)   (3.13)      --    (0.18)       --          --
  Distributions paid from capital         --         --       --       --                 --          --
  Distributions from capital
    contributions                         --      (0.61)      --       --                 --          --
                                    ----------------------------------------------------------------------
    Total distributions                   --      (4.67)   (3.13)      --    (5.50)    (1.65)         --
                                    ======================================================================
Net assets value, end of period     $  32.93    $ 36.72   $47.16   $23.18   $19.85    $16.98      $35.00
                                    ----------------------------------------------------------------------
Total Return(a)(c)                    (10.3%)    (13.4%)  122.2%    16.8%    53.3%      5.4%       (9.9%)
Ratios and supplemental data:
  Net assets, end of period (000)   $127,620    $52,463   $6,017   $  308   $   41    $    8      $6,538
  Ratio of expenses to average net
    assets(b)(d)                        2.3%*      2.2%     2.5%     2.5%     2.5%      2.5%*       1.2%*
  Ratio of net investment income
    to average net assets(b)           (1.7%)*    (1.4%)   (2.2%)   (2.1%)   (2.0%)    (1.9%)*     (0.6%)*
                                    ----------------------------------------------------------------------

                                                   CLASS I
                                    -------------------------------------
                                                                SEPT. 18,
                                                                  1997
                                                                 THROUGH
                                                                MARCH 31,
                                      YEAR ENDED MARCH 31,        1998
                                    -------------------------------------
                                     2001      2000     1999      1998
                                    -------------------------------------
Net asset value, beginning of
  period                            $48.73    $23.71   $20.12    $24.32
Income from investment operations:
  Net investment income              (0.18)**  (0.39)   (0.21)    (0.11)
  Net realized and unrealized gain
    (loss) on investments            (6.10)    28.54     3.80      1.07
                                    -------------------------------------
    Total from investment
      operations                     (6.28)    28.15     3.59      0.96
                                    -------------------------------------
Capital contribution from Advisor     1.04
Less distributions:
  Dividends from net investment
    income                              --        --       --     (4.98)
  Dividends from net realized
    capital gains                    (3.62)    (3.13)      --     (0.18)
  Distributions paid from capital       --        --       --
  Distributions from capital
    contributions                    (1.04)       --       --
                                    -------------------------------------
    Total distributions              (4.66)    (3.13)      --     (5.16)
                                    =====================================
Net assets value, end of period     $38.83    $48.73   $23.71    $20.12
                                    -------------------------------------
Total Return(a)(c)                  (11.6%)   123.9%    17.8%      6.4%
Ratios and supplemental data:
  Net assets, end of period (000)   $7,053    $4,011   $1,792    $1,508
  Ratio of expenses to average net
    assets(b)(d)                      1.2%      1.5%     1.5%      1.5%*
  Ratio of net investment income
    to average net assets(b)         (0.4%)    (1.2%)   (1.1%)    (1.1%)*
                                    -------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of normal operating expenses by the Adviser equivalent to 0.0%, 0.0%, 0.4%, 0.4%, 0.3%, and 0.7%, of average net assets, respectively for A shares, 0.0%, 0.0%, 0.5%, 0.5%, 0.4%, and 0.6%* of average net assets, respectively for C shares and 0.0%, 0.0%, 0.4%, 0.3%, and 0.3%* of the average net assets, respectively for I shares.
(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -14.2% -20.6%, -14.8%, and -13.9% for Class A, Class B, Class C and Class I shares, respectively.
(d)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to 1.17%, .30% and .64% of average net assets for Class B, Class C and Class I shares, respectively.
 * Annualized.
** Net investment income allocated based on average shares method.

GLOBAL CONVERTIBLE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                     CLASS A                                      CLASS B
                                         ---------------------------------------------------------------   ----------------------
                                                                                               SEPT. 9,                 SEPT. 11,
                                         SIX MONTHS                                              1996      SIX MONTHS     2000
                                           ENDED                                                THROUGH      ENDED       THROUGH
                                         SEPT. 30,             YEAR ENDED MARCH 31,            MARCH 31,   SEPT. 30,    MARCH 31,
                                         ----------------------------------------------------------------------------------------
                                            2001       2001       2000       1999      1998      1997         2001        2001
                                         ----------------------------------------------------------------------------------------
Net asset value, beginning of period      $  7.12     $  9.24    $  6.61    $ 6.56    $ 5.39    $ 5.00       $ 7.58      $ 9.11
Income from investment operations:
  Net investment income                      0.08        0.15       0.05      0.02      0.17      0.04         0.15        0.26
  Net realized and unrealized gain
    (loss) on investments                   (0.52)      (1.12)      2.76      0.29      1.42      0.36        (0.65)      (1.31)
                                         ----------------------------------------------------------------------------------------
    Total from investment operations        (0.44)      (0.97)      2.81      0.31      1.59      0.40        (0.50)      (1.05)
                                         ----------------------------------------------------------------------------------------
Capital contribution from Advisor              --        0.01         --        --        --        --           --        0.61
Less distributions:
  Dividends from net investment income      (0.08)      (0.47)     (0.04)    (0.13)    (0.28)    (0.01)       (0.06)      (0.38)
  Dividends from net realized capital
    gains                                      --       (0.68)     (0.14)    (0.13)    (0.14)       --           --       (0.10)
  Distributions from capital
    contributions                              --       (0.01)        --        --        --        --           --       (0.61)
                                         ----------------------------------------------------------------------------------------
    Total distributions                     (0.08)      (1.16)     (0.18)    (0.26)    (0.42)    (0.01)       (0.06)      (1.09)
                                         ----------------------------------------------------------------------------------------
Net assets value, end of period           $  6.60     $  7.12    $  9.24    $ 6.61    $ 6.56    $ 5.39       $ 7.02      $ 7.58
                                         ========================================================================================
Total Return(a)(c)                          (6.3%)     (11.2%)     42.7%      5.1%     30.3%      8.0%        (6.6%)      (4.6%)
Ratios and supplemental data:
  Net assets, end of period (000)         $10,417     $11,084    $11,520    $6,447    $5,678    $2,926       $  337      $   28
  Ratio of expenses to average net
    assets(b)(d)                             1.8%*       1.8%       2.0%      2.0%      2.0%      2.0%*        2.5%*       2.5%*
  Ratio of net investment income to
    average net assets(b)                    2.2%*       1.7%       0.5%      1.3%      1.4%*     1.8%*        1.5%*       1.0%*
                                         ----------------------------------------------------------------------------------------
                                                                                               SEPT. 9,
                                         SIX MONTHS                                              1996
                                           ENDED                                                THROUGH
                                         SEPT. 30,             YEAR ENDED MARCH 31,            MARCH 31,
                                         ---------------------------------------------------------------
                                            2001       2001       2000       1999      1998      1997
                                         ---------------------------------------------------------------
Portfolio turnover rate                     91.3%*     111.4%      84.6%    106.3%     64.8%    160.4%*
                                         ---------------------------------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of expenses by the Adviser equivalent to 1.3%, 1.1%, 1.2%, 1.2%, 1.0%, and 1.8%* of average net assets, respectively for A shares, 1.3% and 1.1% of average net assets for B Shares, 1.3%, 1.1%, 1.5%, 1.5%, 1.2%, and 1.8%* of average net assets, respectively for C shares and 1.3%, 1.1%, 0.9%, 0.9%, and 1.2%* of the average net assets, respectively for I shares.
(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -11.3%, -11.7%, -11.9%, and -11.0% for Class A, Class B, Class C and Class I shares, respectively.
(d)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to .99% and .26% of average net assets for Class B and Class C shares, respectively.
 * Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                             CLASS C                             CLASS I
                                    ---------------------------------------------------------   ----------
                                                                                    SEPT. 24,
                                    SIX MONTHS                                        1996      SIX MONTHS
                                      ENDED                                          THROUGH      ENDED
                                    SEPT. 30,          YEAR ENDED MARCH 31,         MARCH 31,   SEPT. 30,
                                    ----------------------------------------------------------------------
                                       2001       2001     2000     1999    1998      1997         2001
                                    ----------------------------------------------------------------------
Net asset value, beginning of
  period                              $ 7.19     $ 9.14   $ 6.57   $ 6.53   $5.37    $ 5.00       $ 7.09
Income from investment operations:
  Net investment income                 0.13       0.11     0.02     0.01    0.15      0.03         0.09
  Net realized and unrealized gain
    (loss) on investments              (0.61)     (1.14)    2.73     0.27    1.41      0.35        (0.53)
                                    ----------------------------------------------------------------------
    Total from investment
      operations                       (0.48)     (1.03)    2.75     0.28    1.56      0.38        (0.44)
                                    ----------------------------------------------------------------------
Capital contribution from Advisor         --       0.12       --       --      --        --           --
Less distributions:
  Dividends from net investment
    income                             (0.04)     (0.36)   (0.04)   (0.11)  (0.26)    (0.01)       (0.09)
  Dividends from net realized
    capital gains                         --      (0.56)   (0.14)   (0.13)  (0.14)       --           --
  Distributions from capital
    contributions                         --      (0.12)      --       --      --        --           --
                                    ----------------------------------------------------------------------
    Total distributions                (0.04)     (1.04)   (0.18)   (0.24)  (0.40)    (0.01)       (0.09)
                                    ----------------------------------------------------------------------
Net assets value, end of period       $ 6.67     $ 7.19   $ 9.14   $ 6.57   $6.53    $ 5.37       $ 6.56
                                    ======================================================================
Total Return(a)(c)                     (6.7%)    (10.4%)   42.0%     4.6%   29.8%      7.6%        (6.3%)
Ratios and supplemental data:
  Net assets, end of period (000)     $3,219     $2,477   $1,409   $  729   $ 671    $  390       $  585
  Ratio of expenses to average net
    assets(b)(d)                        2.5%*      2.5%     2.5%     2.5%    2.5%      2.5%*        1.5%*
  Ratio of net investment income
    to average net assets(b)            1.5%*      1.0%     0.0%     0.8%    0.9%      1.6%*        2.5%*
                                    ----------------------------------------------------------------------

                                                  CLASS I
                                    -----------------------------------
                                                              SEPT. 18,
                                                                1997
                                                               THROUGH
                                     YEAR ENDED MARCH 31,     MARCH 31,
                                    -----------------------------------
                                     2001    2000     1999      1998
                                    -----------------------------------
Net asset value, beginning of
  period                            $ 9.24   $6.63   $ 6.56     $6.18
Income from investment operations:
  Net investment income               0.19    0.08     0.03      0.07
  Net realized and unrealized gain
    (loss) on investments            (1.13)   2.72     0.31      0.58
                                    -----------------------------------
    Total from investment
      operations                     (0.94)   2.80     0.34      0.65
                                    -----------------------------------
Capital contribution from Advisor     0.01      --       --        --
Less distributions:
  Dividends from net investment
    income                           (0.50)  (0.05)   (0.14)    (0.17)
  Dividends from net realized
    capital gains                    (0.71)  (0.14)   (0.13)    (0.10)
  Distributions from capital
    contributions                    (0.01)     --       --        --
                                    -----------------------------------
    Total distributions              (1.22)  (0.19)   (0.27)    (0.27)
                                    -----------------------------------
Net assets value, end of period     $ 7.09   $9.24   $ 6.63     $6.56
                                    ===================================
Total Return(a)(c)                  (10.9%)  42.5%     5.6%     10.9%
Ratios and supplemental data:
  Net assets, end of period (000)   $  621   $ 689   $  484     $ 458
  Ratio of expenses to average net
    assets(b)(d)                      1.5%    1.5%     1.5%      1.5%*
  Ratio of net investment income
    to average net assets(b)          2.0%    1.0%     1.8%      1.9%*
                                    -----------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of expenses by the Adviser equivalent to 1.3%, 1.1%, 1.2%, 1.2%, 1.0%, and 1.8% * of average net assets, respectively for A shares, 1.3% and 1.1% of average net assets for B Shares, 1.3%, 1.1%, 1.5%, 1.5%, 1.2%, and 1.8% * of average net assets, respectively for C shares and 1.3%, 1.1%, 0.9%, 0.9%, and 1.2% * of the average net assets, respectively for I shares.
(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -11.3%, -11.7%, -11.9%, and -11.0% for Class A, Class B, Class C and Class I shares, respectively.
(d)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to .99% and .26% of average net assets for Class B and Class C shares, respectively.
 * Annualized.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                     CLASS A                           CLASS B                    CLASS C
                                       ------------------------------------    -----------------------    -----------------------
                                                                   AUG. 1,                   DEC. 21,                   DEC. 21,
                                       SIX MONTHS      YEAR         1999       SIX MONTHS      2000       SIX MONTHS      2000
                                         ENDED         ENDED       THROUGH       ENDED        THROUGH       ENDED        THROUGH
                                       SEPT. 30,     MARCH 31,    MARCH 31,    SEPT. 30,     MARCH 31,    SEPT. 30,     MARCH 31,
                                       ------------------------------------------------------------------------------------------
                                          2001         2001         2000          2001         2001          2001         2001
                                       ------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 9.55       $ 9.53       $10.00        $ 9.77       $ 9.39        $ 9.74       $ 9.39
Income from investment operations:
  Net investment income                    0.32         0.64         0.33          0.21         0.07          0.21         0.18
  Net realized and unrealized gain
    (loss) on investments                 (0.41)        0.02        (0.48)        (0.34)        0.38         (0.32)        0.35
                                       ------------------------------------------------------------------------------------------
    Total from investment operations      (0.09)        0.66        (0.15)        (0.13)        0.45         (0.11)        0.53
                                       ------------------------------------------------------------------------------------------
Capital contribution from Advisor            --         0.00**         --            --         0.23            --         0.15
Less distributions:
  Dividends from net investment
    income                                (0.29)       (0.64)       (0.32)        (0.27)       (0.07)        (0.27)       (0.18)
  Distributions from capital
    contributions                            --        (0.00)**        --            --        (0.23)           --        (0.15)
                                       ------------------------------------------------------------------------------------------
    Total distributions                   (0.29)       (0.64)       (0.32)        (0.27)       (0.30)        (0.27)       (0.33)
                                       ------------------------------------------------------------------------------------------
Net assets value, end of period          $ 9.17       $ 9.55       $ 9.53        $ 9.37       $ 9.77        $ 9.36       $ 9.74
                                       ==========================================================================================
Total Return(a)(c)                        (1.0%)        7.1%        (1.5%)        (1.4%)        7.3%         (1.2%)        7.2%
Ratios and supplemental data:
  Net assets, end of period (000)        $3,297       $2,243       $  728        $  876       $   40        $  684       $   11
  Ratio of expenses to average net
    assets(b)(d)                           1.8%*        1.8%         2.0%*         2.5%*        2.5%*         2.5%*        2.5%*
  Ratio of net investment income to
    average net assets(b)                  7.1%*        7.6%         5.9%*         6.4%*        6.8%*         6.4%*        6.8%*
                                       ------------------------------------------------------------------------------------------
                                                                   AUG. 1,
                                       SIX MONTHS      YEAR         1999
                                         ENDED         ENDED       THROUGH
                                       SEPT. 30,     MARCH 31,    MARCH 31,
                                       ------------------------------------
                                          2001         2001         2000
                                       ------------------------------------
Portfolio turnover rate                   13.4%*       19.7%         1.6%*
                                       ------------------------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of normal operating expenses by the Adviser equivalent to 6.3%, 10.6% and 11.1% of average net assets, respectively, for A shares, 6.3% and 10.6% for B shares, and 6.3% and 10.6% for C shares, respectively.
(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 7.1%, 4.8% and 5.6% for Class A, Class B and Class C shares, respectively.
(d)After the reimbursement of expenses associated with additional distribution in March 2001 equivalent to .03%, of average net assets for Class A.
 * Annualized.
** Amounts are less than $0.01 per share.

CONVERTIBLE TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                            CLASS A                    CLASS B                    CLASS C
                                                    -----------------------    -----------------------    -----------------------
                                                                  AUG. 24,                   AUG. 24,                   AUG. 24,
                                                    SIX MONTHS      2000       SIX MONTHS      2000       SIX MONTHS      2000
                                                      ENDED        THROUGH       ENDED        THROUGH       ENDED        THROUGH
                                                    SEPT. 30,     MARCH 31,    SEPT. 30,     MARCH 31,    SEPT. 30,     MARCH 31,
                                                    -----------------------------------------------------------------------------
                                                       2001         2001          2001         2001          2001         2001
                                                    -----------------------------------------------------------------------------
Net asset value, beginning of period                  $ 7.06       $10.00        $ 7.04       $10.00        $ 7.07       $10.00
Income from investment operations:
  Net investment income                                 0.11         0.12          0.08         0.10          0.08         0.10
  Net realized and unrealized gain (loss) on
    investments                                        (0.80)       (2.94)        (0.79)       (2.96)        (0.79)       (2.94)
                                                    -----------------------------------------------------------------------------
    Total from investment operations                   (0.69)       (2.82)        (0.71)       (2.86)        (0.71)       (2.84)
                                                    -----------------------------------------------------------------------------
Capital contribution from Advisor                         --         0.01            --           --            --         0.00**
Less distributions:
  Dividends from net investment income                 (0.10)       (0.12)        (0.07)       (0.10)        (0.07)       (0.09)
  Dividends from net realized capital gains               --           --            --           --            --           --
  Distributions from capital contributions                --        (0.01)           --           --            --        (0.00)**
                                                    -----------------------------------------------------------------------------
    Total distributions                                (0.10)       (0.13)        (0.07)       (0.10)        (0.07)       (0.09)
                                                    -----------------------------------------------------------------------------
Net assets value, end of period                       $ 6.27       $ 7.06        $ 6.26       $ 7.04        $ 6.29       $ 7.07
                                                    =============================================================================
Total Return(a)(c)                                     (9.8%)      (28.3%)       (10.2%)      (28.7%)       (10.2%)      (28.4%)
Ratios and supplemental data:
  Net assets, end of period (000)                     $1,933       $1,610        $  651       $  546        $  662       $  608
  Ratio of expenses to average net assets(b)*           1.8%         1.8%          2.5%         2.5%          2.5%         2.5%
  Ratio of net investment income to average net
    assets(b)*                                          3.1%         2.9%          2.4%         2.2%          2.4%         2.2%
                                                    -----------------------------------------------------------------------------
                                                          SIX MONTHPERIOD
                                                             ENDED  ENDED
                                                           SEPT. 3MARCH 31,
                                                    -----------------------
                                                             2001   2001
                                                    -----------------------
Portfolio turnover rate*                               46.2%        59.7%
                                                    -----------------------

(a)Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)After the reimbursement and waiver of normal operating expenses by the Adviser equivalent to 5.6%, 10.0%* of average net assets for A Shares, 5.6%, 10.0%* of average net assets for B shares and 5.6%, 10.0%* of the average net assets for C shares.
(c)In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -28.3, -28.7% and -28.4% for Class A, Class B and Class C shares, respectively.
 * Annualized.
** Amounts are less than $0.01 per share.

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.823.7386

    TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    Calamos Asset Management, Inc.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    TRANSFER AGENT
    Firstar Mutual Fund Services, LLC
    615 E. Michigan St. 3rd floor
    Milwaukee, WI 53202

    INDEPENDENT AUDITORS
    Ernst & Young LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd

    Chicago, IL

CALAMOS INVESTMENT TRUST

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after December 31, 2001, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos Asset Management, Inc. only through September 30, 2001. The manager's views are
subject to change at any time based on market and other conditions.         1096

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